UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

APR    04.30.22

SEMI-ANNUAL REPORT

AB HIGH INCOME FUND

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB High Income Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

June 8, 2022

This report provides management’s discussion of fund performance for the AB High Income Fund for the semi-annual reporting period ended April 30, 2022.

The Fund’s investment objective is to seek to maximize total returns from price appreciation and income.

NAV RETURNS AS OF APRIL 30, 2022 (unaudited)

	6 Months	12 Months

AB HIGH INCOME FUND

Class A Shares	-7.23%	-4.81%

Class C Shares	-7.74%	-5.61%

Advisor Class Shares[1]	-7.22%	-4.57%

Class R Shares[1]	-7.55%	-5.23%

Class K Shares[1]	-7.43%	-4.95%

Class I Shares[1]	-7.23%	-4.71%

Class Z Shares[1]	-7.19%	-4.51%

Primary Benchmark: Bloomberg Global High Yield Index (USD hedged)	-8.34%	-7.39%

Blended Benchmark: 33% JPM EMBI Global / 33% JPM GBI-EM / 33% Bloomberg US Corporate HY 2% Issuer Capped Index	-9.73%	-8.79%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its primary benchmark, the Bloomberg Global High Yield Index (USD hedged), and its blended benchmark, which is composed of equal weightings of the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”), the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated) and the Bloomberg US Corporate High Yield (“HY”) 2% Issuer Capped Index, for the six- and 12-month periods ended April 30, 2022.

During both periods, all share classes outperformed the primary benchmark, before sales charges. Over the six-month period, industry allocation was the main contributor, relative to the benchmark, mostly from off-benchmark exposures to commercial mortgage-backed securities

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(“CMBS”) and collateralized mortgage obligations (“CMOs”), and an underweight to real estate investment trusts (“REITs”) that more than offset allocation losses, including high-yield credit default swaps in the US and eurozone. Yield-curve positioning on the two- and 10- to 30-year parts of the US yield curve also contributed. Security selection added to results, as gains within the energy, telecommunications, finance, basic and insurance sectors were greater than losses from selection within electric, banking, consumer cyclical–other and sovereign bonds. Currency decisions were a minor contributor to performance. Country allocation detracted, the result of underweights to the UK and eurozone, along with an overweight to the US.

During the 12-month period, industry allocation contributed most to returns, primarily from positioning in CMBS, CMOs and an underweight to REITs, while an overweight to energy detracted. Security selection also contributed, mostly from selection within the energy, consumer noncyclical, finance, telecommunications and basic sectors, which were partially offset by losses within sovereign bonds, electric, banking and technology. Yield-curve positioning in the US added due to positioning on the two- and 10- to 20-year parts of the curve. Currency decisions were a minor contributor to results. Underweights to the eurozone and UK detracted at the country level during the period.

During both periods, the Fund utilized derivatives in the form of futures, interest rate swaps and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively gain exposure to specific sectors. Total return swaps were used to take active credit risk.

MARKET REVIEW AND INVESTMENT STRATEGY

During the six-month period ended April 30, 2022, fixed-income government bond market yields spiked in most markets, which led bond prices to fall on inflation concerns in all regions. Inflation remained elevated and worsened when Russia invaded Ukraine, causing energy and agricultural prices to jump. Major central banks started the process of raising interest rates and ending bond purchases. Relative government bond returns were led by global inflation-linked bonds. Global investment-grade corporate bonds, which typically have longer maturities and are more sensitive to changes in yields than high-yield corporates, trailed global treasuries by a wide margin, except in the eurozone. High-yield corporate bonds also underperformed treasuries, but by a smaller margin. However, high-yield euro-denominated corporates outperformed eurozone treasuries during the period due to ongoing support from the European Central Bank. Emerging-market bonds underperformed the most as the US dollar advanced against most developed- and emerging-market currencies. Securitized assets also underperformed treasuries, but by a lesser extent than investment-grade

abfunds.com	AB HIGH INCOME FUND | 3

corporates, given their lower sensitivity to yield changes. Brent crude oil prices rose sharply from supply concerns and increased demand.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to maximize total return, utilizing a high-income strategy with a global, multi-sector approach. The Team pursues an attractive risk/return profile by managing currency exposure, and invests in treasury inflation-protected securities, while also seeking to enhance returns with other selective investments in global fixed income and high yield.

INVESTMENT POLICIES

The Fund pursues income opportunities from government, corporate, emerging-market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed- and emerging-market countries. The Fund’s investments may include US and non-US corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either US dollar-denominated or non-US dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund’s assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by S&P Global Ratings and Fitch Ratings, or the equivalent by any nationally recognized statistical rating organization), and unrated securities of equivalent investment quality. The Fund also may invest in investment-grade securities and unrated securities.

The Fund may invest in mortgage-related and other asset-backed securities; loan participations and assignments; inflation-indexed securities; structured securities; variable-, floating- and inverse-floating-rate instruments; and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards or swap agreements.

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DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The JPM GBI-EM represents the performance of local-currency government bonds issued by emerging markets. The Bloomberg US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate HY Index. The Bloomberg US Corporate HY Index represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to

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DISCLOSURES AND RISKS (continued)

have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

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DISCLOSURES AND RISKS (continued)

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non- performing loans at the time of investment. Investments in mortgage-backed and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and

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DISCLOSURES AND RISKS (continued)

“prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			6.83%

1 Year	-4.81%	-8.90%

5 Years	1.90%	1.02%

10 Years	4.46%	4.01%

CLASS C SHARES			6.28%

1 Year	-5.61%	-6.51%

5 Years	1.04%	1.04%

10 Years[2]	3.62%	3.62%

ADVISOR CLASS SHARES[3]			7.39%

1 Year	-4.57%	-4.57%

5 Years	2.16%	2.16%

10 Years	4.73%	4.73%

CLASS R SHARES[3]			6.73%

1 Year	-5.23%	-5.23%

5 Years	1.47%	1.47%

10 Years	4.05%	4.05%

CLASS K SHARES[3]			7.04%

1 Year	-4.95%	-4.95%

5 Years	1.80%	1.80%

10 Years	4.39%	4.39%

CLASS I SHARES[3]			7.37%

1 Year	-4.71%	-4.71%

5 Years	2.16%	2.16%

10 Years	4.75%	4.75%

CLASS Z SHARES[3]			7.46%

1 Year	-4.51%	-4.51%

5 Years	2.22%	2.22%

Since Inception[4]	3.86%	3.86%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.84%, 1.59%, 0.59%, 1.27%, 0.94%, 0.59% and 0.53% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2022.

2	Assumes conversion of Class C shares into Class A shares after eight years.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

3

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 10/15/2013.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-3.98%

5 Years	1.99%

10 Years	4.45%

CLASS C SHARES

1 Year	-1.45%

5 Years	2.02%

10 Years[1]	4.07%

ADVISOR CLASS SHARES[2]

1 Year	0.51%

5 Years	3.13%

10 Years	5.18%

CLASS R SHARES[2]

1 Year	-0.17%

5 Years	2.44%

10 Years	4.50%

CLASS K SHARES[2]

1 Year	0.12%

5 Years	2.77%

10 Years	4.85%

CLASS I SHARES[2]

1 Year	0.62%

5 Years	3.16%

10 Years	5.22%

CLASS Z SHARES[2]

1 Year	0.57%

5 Years	3.19%

Since Inception[3]	4.32%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 10/15/2013.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$927.70	$4.16	0.87%
Hypothetical**	$1,000	$1,020.48	$4.36	0.87%
Class C
Actual	$1,000	$922.60	$7.67	1.61%
Hypothetical**	$1,000	$1,016.81	$8.05	1.61%
Advisor Class
Actual	$1,000	$927.80	$2.92	0.61%
Hypothetical**	$1,000	$1,021.77	$3.06	0.61%
Class R
Actual	$1,000	$924.50	$6.11	1.28%
Hypothetical**	$1,000	$1,018.45	$6.41	1.28%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class K
Actual	$1,000	$925.70	$4.63	0.97%
Hypothetical**	$1,000	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000	$927.70	$3.06	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%
Class Z
Actual	$1,000	$928.10	$2.58	0.54%
Hypothetical**	$1,000	$1,022.12	$2.71	0.54%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

April 30, 2022 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $3,620.6

1

All data are as of April 30, 2022. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represent 0.4% or less in the following security types: Asset-Backed Securities, Governments–Sovereign Bonds, Inflation-Linked Securities, Rights and Warrants.

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PORTFOLIO SUMMARY (continued)

April 30, 2022 (unaudited)

1

All data are as of April 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Bahrain, Bermuda, Chile, China, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

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PORTFOLIO OF INVESTMENTS

April 30, 2022 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 55.6%
Industrial – 48.4%
Basic – 3.4%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	955	$902,919
4.875%, 02/04/2028(a)	U.S.$	4,788	4,271,339
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		703	619,974
7.50%, 09/30/2029(a)(b)		1,091	893,664
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		1,485	1,410,750
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		527	514,932
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,160,022
ERP Iron Ore, LLC 9.039%, 12/31/2019(c)(d)(e)(f)(g)		1,355	1,028,380
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		12,055	10,704,279
4.50%, 09/15/2027(a)		1,475	1,412,094
6.125%, 04/15/2032(a)		8,381	8,335,589
Glatfelter Corp. 4.75%, 11/15/2029(a)		3,565	2,858,456
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		6,296	5,530,081
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	1,803	1,659,879
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)	U.S.$	5,122	4,931,588
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	108	104,092
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,634	5,231,171
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	4,788	4,321,892
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a)(g)		3,201	3,109,638
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	4,182,372
Kleopatra Finco SARL 4.25%, 03/01/2026(a)(b)	EUR	5,384	4,840,945

16 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a)(g)	U.S.$	6,077	$5,955,566
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c)(d)(e)(f)(h)		16,121	– 0	–
Mercer International, Inc. 5.125%, 02/01/2029		2,306	2,145,331
Olin Corp. 5.625%, 08/01/2029		1,124	1,106,031
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		500	516,250
PMHC II, Inc. 9.00%, 02/15/2030(a)		15,730	12,825,974
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(b)(i)	EUR	6,497	5,937,405
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		1,267	1,244,233
5.375%, 11/01/2026(a)	U.S.$	4,506	4,112,213
SPCM SA 3.125%, 03/15/2027(a)		3,640	3,223,998
3.375%, 03/15/2030(a)		4,197	3,594,364
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	9,427,928
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,382	3,179,170

			122,292,519

Capital Goods – 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		6,594	5,817,886
4.00%, 09/01/2029(a)		5,355	4,575,633
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		2,072	1,921,979
5.25%, 04/30/2025(a)		2,000	1,981,300
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		8,052	7,853,493
7.875%, 04/15/2027(a)		2,481	2,311,817
Castle UK Finco PLC 5.25% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	2,233	2,285,032
7.00%, 05/15/2029	GBP	2,900	3,407,752
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)	U.S.$	3,893	3,707,587

abfunds.com	AB HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)	U.S.$	5,828	$5,639,407
EnerSys 4.375%, 12/15/2027(a)		5,050	4,707,067
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,006,540
GFL Environmental, Inc. 4.25%, 06/01/2025(a)		333	323,281
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	2,843,165
Griffon Corp. 5.75%, 03/01/2028		1,264	1,128,488
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	979,832
Madison IAQ LLC 5.875%, 06/30/2029(a)		2,757	2,247,596
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,183	1,074,889
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	7,821,885
SPX FLOW, Inc. 8.75%, 04/01/2030(a)	U.S.$	6,760	6,085,765
Tervita Corp. 11.00%, 12/01/2025(a)		5,242	5,844,035
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	2,767	2,614,191
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	3,591	3,102,876
4.875%, 05/01/2029		5,750	5,035,703
8.00%, 12/15/2025(a)		3,335	3,472,239
Triumph Group, Inc. 7.75%, 08/15/2025		2,289	2,226,870
8.875%, 06/01/2024(a)		3,221	3,331,454
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	133,667
WESCO Distribution, Inc. 7.25%, 06/15/2028(a)	U.S.$	2,462	2,558,560

			100,039,989

Communications - Media – 7.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		7,124	6,515,418
Altice Financing SA 5.75%, 08/15/2029(a)		25,958	21,936,390
AMC Networks, Inc. 4.25%, 02/15/2029		8,644	7,542,448

18 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Arches Buyer, Inc. 6.125%, 12/01/2028(a)	U.S.$	1,056	$918,777
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	822,193
5.375%, 03/01/2025(a)	U.S.$	8,793	8,656,062
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		36,644	31,283,818
4.75%, 02/01/2032(a)		25,422	22,011,786
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	548,263
CSC Holdings LLC 4.50%, 11/15/2031(a)		6,832	5,620,815
5.00%, 11/15/2031(a)		7,553	5,835,771
5.375%, 02/01/2028(a)		4,139	3,828,575
5.75%, 01/15/2030(a)		20,595	17,091,018
7.50%, 04/01/2028(a)		2,326	2,145,615
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,144,042
5.125%, 06/01/2029		10,639	8,308,040
5.25%, 12/01/2026(a)		9,108	8,377,313
5.75%, 12/01/2028(a)		9,476	8,499,638
5.875%, 11/15/2024		1,199	1,168,103
7.375%, 07/01/2028		6,580	5,798,076
7.75%, 07/01/2026		3,040	2,902,472
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	3,672,304
Gray Escrow II, Inc. 5.375%, 11/15/2031(a)		8,103	7,097,542
iHeartCommunications, Inc. 6.375%, 05/01/2026		758	760,181
8.375%, 05/01/2027		1,375	1,360,834
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		4,636	4,654,464
Liberty Interactive LLC 3.75%, 02/15/2030(j)		2,208	1,412,975
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		4,714	4,207,245
8.00%, 08/01/2029(a)		2,114	1,892,030
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	2,914,595
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		403	359,752
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		8,939	7,425,108
5.50%, 03/01/2030(a)		4,371	3,603,830

abfunds.com	AB HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)	U.S.$	30,900	$27,940,744
5.50%, 07/01/2029(a)		110	106,022
TEGNA, Inc. 5.00%, 09/15/2029		803	779,563
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,116	1,899,581
6.625%, 06/01/2027(a)		1,134	1,140,869
Urban One, Inc. 7.375%, 02/01/2028(a)		12,257	11,881,705
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,734	3,236,905
5.50%, 05/15/2029(a)		333	311,806
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		985	861,140

			258,473,828

Communications - Telecommunications – 2.9%
Altice France SA/France 5.125%, 07/15/2029(a)		17,362	14,699,231
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		7,696	7,503,600
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		987	807,347
6.50%, 10/01/2028(a)		10,220	8,878,856
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,071,553
9.375%, 06/17/2023(a)	U.S.$	3,093	3,072,490
Embarq Corp. 7.995%, 06/01/2036		8,721	7,852,854
ESC GCB In Jacks 5.5 5.50%, 08/01/2023(c)(d)(f)		7,915	– 0	–
Iliad Holding SASU 6.50%, 10/15/2026(a)		1,449	1,392,317
7.00%, 10/15/2028(a)		1,668	1,590,815
Intelsat Ja 9.75 07 9.75%, 07/15/2025(c)(d)(f)(h)		1,446	– 0	–
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	3,977	3,703,373
Level 3 Financing, Inc. 4.25%, 07/01/2028(a)	U.S.$	4,459	3,772,527
4.625%, 09/15/2027(a)		3,050	2,747,882
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024		262	269,113

20 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lumen Technologies, Inc. 4.50%, 01/15/2029(a)	U.S.$	3,556	$2,814,995
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	4,194,254
Sprint Corp. 7.625%, 03/01/2026		137	149,143
Telecom Italia Capital SA 7.20%, 07/18/2036		5,713	5,152,300
7.721%, 06/04/2038		6,995	6,620,832
United Group BV 4.875% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)	EUR	5,496	5,535,629
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	19,380	16,595,894
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		3,088	2,589,580

			104,014,585

Consumer Cyclical - Automotive – 2.8%
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		5,401	5,452,831
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a)(g)		8,693	9,285,006
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	1,062,256
Dana, Inc. 4.25%, 09/01/2030	U.S.$	3,854	3,312,298
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		5,841	5,747,820
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c)(d)(f)(h)		18,493	– 0	–
(First Lien) 11.00%, 10/31/2024(c)(d)(f)(h)		7,590	– 0	–
Ford Motor Co. 3.25%, 02/12/2032		9,212	7,479,930
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		388	346,135
4.95%, 05/28/2027		6,465	6,285,286
5.125%, 06/16/2025		538	536,047
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		1,697	1,503,620
5.25%, 07/15/2031		2,963	2,583,886
IHO Verwaltungs GmbH 6.00% (6.00% Cash or 6.75 % PIK), 05/15/2027(a)(g)		2,107	1,989,569

abfunds.com	AB HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	6,351	$5,370,858
5.875%, 11/15/2024(a)	EUR	667	689,934
5.875%, 01/15/2028(a)	U.S.$	6,393	5,571,446
7.75%, 10/15/2025(a)		6,597	6,736,387
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	8,924,188
Meritor, Inc. 6.25%, 06/01/2025(a)		1,349	1,396,702
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,681	6,380,493
Tenneco, Inc. 5.00%, 07/15/2026		2,571	2,464,998
7.875%, 01/15/2029(a)		2,477	2,501,583
Titan International, Inc. 7.00%, 04/30/2028		7,168	7,028,330
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	1,200	1,136,140
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	9,312	9,108,722

			102,894,465

Consumer Cyclical - Entertainment – 3.1%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	7,570,641
5.75%, 03/01/2027(a)		6,463	5,838,997
7.625%, 03/01/2026(a)	EUR	1,630	1,717,548
9.875%, 08/01/2027(a)	U.S.$	3,689	3,969,180
10.125%, 02/01/2026(a)	EUR	1,630	1,868,977
Carnival PLC 1.00%, 10/28/2029		737	541,277
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,530,300
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		2,584	2,286,643
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,485,913
Mattel, Inc. 3.75%, 04/01/2029(a)		7,792	7,422,121
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	2,806,136
NCL Corp. Ltd. 5.875%, 03/15/2026(a)	U.S.$	9,466	8,701,534
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	5,701,128

22 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 08/31/2026-04/01/2028(a)	U.S.$	25,270	$23,144,980
10.875%, 06/01/2023(a)		3,534	3,697,447
11.50%, 06/01/2025(a)		7,586	8,252,051
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		1,901	1,974,138
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		4,065	3,451,496
7.00%, 02/15/2029(a)		5,016	4,464,094
13.00%, 05/15/2025(a)		2,788	3,054,084
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	919,155

			111,397,840

Consumer Cyclical - Other – 2.2%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	4,127,113
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	4,913,408
6.25%, 09/15/2027(a)		7,295	6,841,183
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		1,528	1,430,873
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		1,842	1,538,100
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,563	1,481,221
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		140	126,957
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	5,966,468
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,591,138
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		2,459	2,085,325
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		3,307	2,893,903
5.00%, 06/01/2029(a)		3,417	3,080,497
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	794,583
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,054,824
Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	4,691	4,003,125

abfunds.com	AB HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(a)	U.S.$	2,350	$1,875,640
5.875%, 09/01/2031(a)		2,350	1,823,514
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		7,822	6,882,629
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,685,702
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		1,782	1,749,356
5.875%, 06/15/2027(a)		493	489,458
Travel + Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,111,208
4.625%, 03/01/2030(a)		10,068	9,003,536
6.625%, 07/31/2026(a)		3,533	3,613,382
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)		333	326,556
5.50%, 03/01/2025(a)		2,020	1,954,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		3,075	2,694,463

			81,138,512

Consumer Cyclical - Restaurants – 0.8%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		6,965	6,407,800
4.00%, 10/15/2030(a)		8,721	7,459,819
4.375%, 01/15/2028(a)		83	76,113
Stonegate Pub Co. Financing PLC 8.00%, 07/13/2025(a)	GBP	963	1,218,038
8.25%, 07/31/2025(a)		6,836	8,708,739
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	3,367	3,072,913

			26,943,422

Consumer Cyclical - Retailers – 2.6%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	4,088,362
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,368	3,034,317
5.00%, 02/15/2032(a)		1,444	1,287,426
Bath & Body Works, Inc. 5.25%, 02/01/2028		531	513,934
6.625%, 10/01/2030(a)		3,212	3,198,622

24 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.75%, 07/01/2036	U.S.$	1,479	$1,426,841
6.875%, 11/01/2035		7,429	7,258,357
7.50%, 06/15/2029		492	508,229
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a)(g)		2,653	2,269,140
Carvana Co. 5.50%, 04/15/2027(a)		1,469	1,202,951
5.875%, 10/01/2028(a)(b)		4,527	3,601,559
FirstCash, Inc. 5.625%, 01/01/2030(a)		9,711	9,034,347
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	1,021,721
Gap, Inc. (The) 3.625%, 10/01/2029(a)		2,335	1,900,706
3.875%, 10/01/2031(a)		2,335	1,868,367
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		4,313	3,769,711
LBM Acquisition LLC 6.25%, 01/15/2029(a)		303	248,912
Levi Strauss & Co. 3.50%, 03/01/2031(a)		2,970	2,584,591
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		7,693	6,614,757
7.875%, 05/01/2029(a)		6,100	4,842,384
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		139	138,751
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		1,997	1,987,017
Rite Aid Corp. 7.50%, 07/01/2025(a)		6,326	5,425,846
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	4,186,118
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		1,110	979,079
Staples, Inc. 7.50%, 04/15/2026(a)		2,855	2,725,878
10.75%, 04/15/2027(a)		6,383	5,648,217
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		3,220	3,364,540
White Cap Buyer LLC 6.875%, 10/15/2028(a)		4,257	3,923,168
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		5,859	4,982,692

			93,636,540

abfunds.com	AB HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 6.2%
180 Medical, Inc. 3.875%, 10/15/2029(a)	U.S.$	4,968	$4,453,471
AdaptHealth LLC 4.625%, 08/01/2029(a)		5,234	4,459,194
6.125%, 08/01/2028(a)		1,532	1,453,988
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		4,713	4,272,605
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,081,660
4.875%, 02/15/2030(a)		2,263	2,049,651
7.50%, 03/15/2026(a)		333	350,412
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	9,681,689
6.25%, 02/15/2029(a)		900	656,077
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		419	426,552
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,767,367
4.00%, 03/15/2031(a)		5,304	4,740,061
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		1,291	1,092,458
5.625%, 03/15/2027(a)		697	664,921
6.125%, 04/01/2030(a)		17,171	14,118,069
6.875%, 04/01/2028-04/15/2029(a)		14,378	12,349,152
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	949	901,379
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,823	1,485,300
4.625%, 06/01/2030(a)		5,297	4,617,879
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	6,288,283
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		1,302	1,136,118
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		2,750	2,654,859
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	6,477	6,137,132
Gruenenthal GmbH 4.125%, 05/15/2028(a)		738	721,375
IQVIA, Inc. 2.25%, 03/15/2029(a)		3,948	3,645,481
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	2,382	2,211,531

26 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)	U.S.$	10,638	$8,464,275
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		5,418	4,832,454
4.375%, 01/31/2032(a)		5,802	5,209,061
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	339,781
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)(d)(k)		2,552	1,373,870
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		643	562,850
ModivCare, Inc. 5.875%, 11/15/2025(a)		249	244,184
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)		6,982	6,104,398
5.25%, 10/01/2029(a)		14,103	12,268,057
Option Care Health, Inc. 4.375%, 10/31/2029(a)		349	313,392
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)		3,867	3,497,439
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		5,068	4,627,285
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		5,267	4,289,313
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		5,952	5,295,120
Post Holdings, Inc. 4.50%, 09/15/2031(a)		7,969	6,646,137
4.625%, 04/15/2030(a)		6,624	5,665,050
5.50%, 12/15/2029(a)		5,372	4,882,681
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		7,622	6,636,911
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		11,464	11,775,095
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		2,030	1,907,624
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		3,322	2,795,510
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)		6,415	5,325,785
Tenet Healthcare Corp. 4.375%, 01/15/2030(a)		6,811	6,197,956

abfunds.com	AB HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)	U.S.$	3,458	$2,866,192
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		4,195	4,084,533
US Foods, Inc. 4.75%, 02/15/2029(a)		10,363	9,566,847
US Renal Care, Inc. 10.625%, 07/15/2027(a)		2,233	1,941,711

			224,130,175

Energy – 6.5%
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		5,996	6,363,255
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		2,415	2,364,777
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,450	2,523,509
Callon Petroleum Co. 8.25%, 07/15/2025		253	253,835
Callon Petroleum, Co. 9.00%, 04/01/2025(a)		1,542	1,634,520
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,000,802
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,578,411
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,373,279
7.00%, 06/15/2025(a)		9,430	9,370,754
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		6,059	5,774,636
7.50%, 04/30/2026		264	264,028
CNX Resources Corp. 6.00%, 01/15/2029(a)		2,061	2,035,867
7.25%, 03/14/2027(a)		876	895,020
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		2,289	2,313,345
7.50%, 05/15/2025(a)		991	1,011,528
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,684	1,555,040
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		5,383	5,302,189
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a)(g)		568	555,390

28 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

9.00% (9.00% Cash or 13.00% PIK), 04/22/2027(g)	U.S.$	494	$490,076
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		8,923	8,942,864
EnLink Midstream LLC 5.625%, 01/15/2028(a)		940	931,562
EnLink Midstream Partners LP 4.15%, 06/01/2025		8,682	8,425,580
4.40%, 04/01/2024		333	328,611
Series C 6.00%, 12/15/2022(l)		12,323	9,057,405
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,683	3,314,388
4.75%, 01/15/2031(a)		1,913	1,709,896
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,717,470
7.75%, 02/01/2028		8,431	8,110,081
8.00%, 01/15/2027		4,649	4,567,498
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		2,289	2,216,794
7.00%, 08/01/2027		2,652	2,602,776
Gulfport Energy Corp. 6.00%, 10/15/2024(d)		2,508	251
6.375%, 05/15/2025-01/15/2026(d)		18,821	1,882
6.625%, 05/01/2023(d)		619	62
8.00%, 05/17/2026		286	294,272
8.00%, 05/17/2026(a)		6,422	6,616,422
Harbour Energy PLC 5.50%, 10/15/2026(a)		3,674	3,557,413
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		499	456,834
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,910	1,872,983
6.00%, 02/01/2031(a)		1,909	1,843,215
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		8,277	8,442,508
ITT Holdings LLC 6.50%, 08/01/2029(a)		12,224	10,818,577
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		9,387	8,622,823
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		2,551	2,496,378
7.50%, 01/15/2028(a)		7,663	7,373,327
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		4,450	4,545,413
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		8,081	7,947,603

abfunds.com	AB HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)	U.S.$	9,973	$9,399,482
Occidental Petroleum Corp. 5.875%, 09/01/2025		1,346	1,382,701
6.125%, 01/01/2031		736	774,677
8.875%, 07/15/2030		558	670,298
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		4,196	4,348,206
PDC Energy, Inc. 5.75%, 05/15/2026		8,038	7,824,404
6.125%, 09/15/2024		3,611	3,620,671
Southwestern Energy Co. 5.375%, 02/01/2029		1,844	1,822,124
8.375%, 09/15/2028		343	371,282
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		4,596	4,298,944
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		3,054	2,807,709
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		1,917	1,899,008
Talos Production, Inc. 12.00%, 01/15/2026		7,783	8,377,800
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		3,781	3,806,765
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		985	969,391
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,798	1,728,479
Transocean, Inc. 7.25%, 11/01/2025(a)		2,072	1,719,648
7.50%, 01/15/2026(a)		4,613	3,787,153
11.50%, 01/30/2027(a)		2,001	1,992,446
Vantage Drilling International 7.125%, 04/01/2023(c)(d)(f)		8,325	– 0	–
7.50%, 11/01/2019(c)(d)(e)(f)		8,860	– 0	–
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		5,273	5,241,473

			234,317,810

Other Industrial – 0.0%
Interface, Inc. 5.50%, 12/01/2028(a)		1,364	1,235,298

Services – 3.8%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		8,240	7,008,924

30 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)	U.S.$	1,397	$1,156,028
6.625%, 07/15/2026(a)		1,699	1,642,099
9.75%, 07/15/2027(a)		7,999	7,769,625
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,008,348
4.625%, 06/01/2028(a)	U.S.$	2,325	2,038,365
4.875%, 06/01/2028(a)	GBP	3,580	3,908,201
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	12,814	10,176,481
Aptim Corp. 7.75%, 06/15/2025(a)		11,051	8,668,810
APX Group, Inc. 5.75%, 07/15/2029(a)		9,301	7,629,802
6.75%, 02/15/2027(a)		2,701	2,676,558
Block, Inc. 2.75%, 06/01/2026(a)		7,220	6,593,658
3.50%, 06/01/2031(a)		7,394	6,190,197
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,132,385
CWT Travel Group, Inc. 8.50%, 11/19/2026(a)		4,184	4,137,103
Elis SA 1.625%, 04/03/2028(a)	EUR	900	837,776
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	495	488,956
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		5,678	5,335,180
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,277,790
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		8,204	7,604,423
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		4,855	4,950,853
Monitronics International, Inc. 0.00%, 01/04/2020(c)(d)(e)(f)		6,914	– 0	–
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,164	3,853,214
5.75%, 11/01/2028(a)(b)		17,454	15,190,221
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	134,776
6.25%, 01/15/2028(a)		13,331	11,964,770
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		1,580	1,599,382

abfunds.com	AB HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

9.25%, 04/15/2025(a)	U.S.$	673	$718,987
Service Corp. International/US 3.375%, 08/15/2030		997	861,875
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		2,089	2,144,642
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	4,130	3,820,079
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	1,265	1,231,906

			137,751,414

Technology – 2.9%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		3,518	3,119,966
Avaya, Inc. 6.125%, 09/15/2028(a)		10,982	10,151,743
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	3,755,550
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		723	638,708
CommScope, Inc. 4.75%, 09/01/2029(a)		7,430	6,227,158
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,868	4,544,160
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		12,687	11,671,490
NCR Corp. 5.125%, 04/15/2029(a)		12,758	12,071,376
5.75%, 09/01/2027(a)		1,558	1,505,048
6.125%, 09/01/2029(a)		1,207	1,156,024
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		2,627	2,427,605
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	812,354
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,044	4,542,940
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		7,521	7,329,539
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		12,300	10,644,604
Sensata Technologies BV 4.00%, 04/15/2029(a)		5,327	4,777,945
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		530	448,585
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		2,513	2,201,307
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		17,204	15,227,566

32 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	3,521	$3,179,594

			106,433,262

Transportation - Airlines – 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		5,556	5,506,597
5.75%, 04/20/2029(a)		6,083	5,868,842
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,171	2,119,202
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		2,444	2,579,515
United Airlines, Inc. 4.625%, 04/15/2029(a)		5,794	5,323,433

			21,397,589

Transportation - Services – 0.7%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		2,629	2,578,015
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	2,713	2,717,411
6.125%, 10/15/2026(a)	U.S.$	2,243	2,116,382
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a)		1,387	1,318,443
5.75%, 07/15/2027(a)		1,477	1,458,539
BCP V Modular Services 6.75%, 11/30/2029	EUR	5,428	4,956,085
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	513,519
EC Finance PLC 3.00%, 10/15/2026		1,905	1,937,136
Loxam SAS 2.875%, 04/15/2026(a)		934	917,891
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	7,617	6,743,286

			25,256,707

			1,751,353,955

Financial Institutions – 6.1%
Banking – 1.7%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(l)		14,614	12,621,717

abfunds.com	AB HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series C 4.70%, 05/15/2028(l)	U.S.$	993	$858,945
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		6,719	6,534,917
7.00%, 01/15/2026(a)		3,175	3,214,052
Credit Suisse Group AG 6.25%, 12/18/2024(a)(l)		7,786	7,565,109
6.375%, 08/21/2026(a)(l)		8,766	8,293,199
Discover Financial Services Series D 6.125%, 06/23/2025(l)		19,736	20,126,010
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,147,746
5.71%, 01/15/2026(a)		860	855,989

			63,217,684

Brokerage – 0.5%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,478,766
Lehman Brothers Holdings, Inc. 6.875%, 02/05/2018(d)(e)		1,600	6,400
Series G 4.80%, 03/13/2014(d)(e)		1,800	7,200
NFP Corp. 6.875%, 08/15/2028(a)		13,298	11,766,787

			18,259,153

Finance – 1.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		5,818	5,255,337
Aircastle Ltd. 5.25%, 06/15/2026(a)(l)		2,836	2,523,254
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	4,152,249
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,484,642
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		10,659	8,980,992
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		9,287	9,243,176
goeasy Ltd. 4.375%, 05/01/2026(a)		734	686,234
ILFC E-Capital Trust II 4.30%, (LIBOR 3 Month + 1.80%), 12/21/2065(a)(i)		1,500	1,211,367
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		3,418	3,114,594

34 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 4.875%, 03/15/2028	U.S.$	5,136	$4,509,986

			44,161,831

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026(a)		3,473	3,651,178
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,416	2,286,763
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a)(b)(g)		10,629	11,459,006
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		8,002	7,043,092

			24,440,039

Other Finance – 0.6%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	4,678,865
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,163,216
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		3,638	2,902,949
Intrum AB 4.875%, 08/15/2025	EUR	4,189	4,351,417

			20,096,447

REITs – 1.4%
ADLER Group SA 2.75%, 11/13/2026(a)		1,200	870,969
Aedas Homes Opco Sl 4.00%, 08/15/2026		8,929	8,931,413
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	8,411	7,623,375
5.75%, 05/15/2026(a)		2,813	2,730,284
Diversified Healthcare Trust 9.75%, 06/15/2025		5,638	5,908,319
Iron Mountain, Inc. 5.25%, 03/15/2028(a)		1,551	1,482,107
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	5,519	5,448,766
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	5,143	4,715,094

abfunds.com	AB HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Via Celere Desarrollos 5.25%, 04/01/2026	EUR	5,665	$5,738,343
Vivion Investments SARL 3.00%, 08/08/2024(a)		4,600	4,444,380
3.50%, 11/01/2025(a)		2,400	2,261,135

			50,154,185

			220,329,339

Utility – 1.1%
Electric – 1.0%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	14,216	12,014,606
5.125%, 03/15/2028(a)		1,557	1,414,385
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	813	770,390
Vistra Corp. 7.00%, 12/15/2026(a)(l)	U.S.$	3,713	3,613,965
8.00%, 10/15/2026(a)(l)		4,495	4,522,740
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		14,740	13,415,885

			35,751,971

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		5,820	5,978,166

			41,730,137

Total Corporates - Non-Investment Grade (cost $2,214,799,574)			2,013,413,431

CORPORATES - INVESTMENT GRADE – 9.7%
Financial Institutions – 5.0%
Banking – 2.6%
Banco Santander SA 4.175%, 03/24/2028		3,000	2,914,390
Bank of America Corp. Series AA 6.10%, 03/17/2025(l)		1,000	1,007,500
Series B 8.05%, 06/15/2027		11,735	13,438,630
Series Z 6.50%, 10/23/2024(l)		4,009	4,109,443
Barclays Bank PLC 6.86%, 06/15/2032(a)(l)		838	1,048,693
Barclays PLC 7.25%, 03/15/2023(a)(l)	GBP	3,808	4,837,525
Citigroup, Inc. 5.95%, 01/30/2023(l)	U.S.$	14,778	14,792,718

36 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Agricole SA 8.125%, 12/23/2025(a)(l)	U.S.$	1,767	$1,898,182
8.125%, 03/23/2171(l)		4,862	5,245,089
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	981,231
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(b)(l)		13,633	12,904,270
HSBC Holdings PLC 4.762%, 03/29/2033		3,458	3,283,424
6.375%, 03/30/2025(l)		2,076	2,091,570
Lloyds Banking Group PLC 3.369%, 12/14/2046		7,344	5,487,335
Regions Bank/Birmingham AL 6.45%, 06/26/2037		5,300	6,145,455
Standard Chartered PLC 2.749% (LIBOR 3 Month + 1.51%), 01/30/2027(a)(i)(l)		3,500	3,003,568
7.75%, 04/02/2023(a)(l)		1,988	2,033,738
UBS Group AG 7.00%, 02/19/2025(a)(l)		6,302	6,421,654

			91,644,415

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		4,899	4,103,623
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,114,794
4.25%, 06/15/2026		162	156,432
5.25%, 08/11/2025(a)(b)		11,719	11,696,279
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		2,077	2,026,114
4.875%, 10/01/2025(a)		1,585	1,577,124
Huarong Finance Co., Ltd. 3.25%, 11/13/2024(a)		708	669,060
3.75%, 05/29/2024(a)		412	397,065
4.75%, 04/27/2027(a)		751	709,695
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		1,899	1,799,302
4.875%, 11/22/2026(a)		1,016	967,740
5.50%, 01/16/2025(a)		4,811	4,762,890

			29,980,118

Insurance – 1.2%
Centene Corp. 2.625%, 08/01/2031		12,222	10,194,003

abfunds.com	AB HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)	U.S.$	12,697	$16,217,499
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,679,914
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,428,702
Nationwide Mutual Insurance Co. 3.116% (LIBOR 3 Month + 2.29%), 12/15/2024(a)(i)		5,000	4,988,902

			44,509,020

REITs – 0.4%
Country Garden Holdings Co., Ltd. 3.125%, 10/22/2025(a)		400	277,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		1,279	1,255,812
5.625%, 05/01/2024		2,333	2,351,384
5.75%, 02/01/2027		4,572	4,572,137
Office Properties Income Trust 3.45%, 10/15/2031		7,024	5,444,153

			13,900,986

			180,034,539

Industrial – 4.7%
Basic – 0.8%
ArcelorMittal SA 6.75%, 03/01/2041		4,782	5,105,811
7.00%, 10/15/2039		1,241	1,358,417
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,483,273
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,224	7,441,692
Freeport Indonesia PT 4.763%, 04/14/2027(a)		696	691,740
Freeport-McMoRan, Inc. 5.40%, 11/14/2034		33	33,761
5.45%, 03/15/2043		5,095	5,077,517
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	835	812,318
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	5,519	5,505,202

			29,509,731

Capital Goods – 0.4%
General Electric Co. Series D 4.156% (LIBOR 3 Month + 3.33%), 06/15/2022(i)(l)		12,108	11,475,753

38 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Howmet Aerospace, Inc. 5.90%, 02/01/2027	U.S.$	805	$826,851
Textron Financial Corp. 2.241% (LIBOR 3 Month + 1.74%), 02/15/2042(a)(i)		125	104,675

			12,407,279

Communications - Media – 0.2%
Magallanes, Inc. 3.755%, 03/15/2027(a)		3,059	2,953,439
4.054%, 03/15/2029(a)		736	702,949
4.279%, 03/15/2032(a)		4,249	3,955,512
Prosus NV 4.027%, 08/03/2050(a)		1,341	925,290

			8,537,190

Communications - Telecommunications – 0.7%
T-Mobile USA, Inc. 2.625%, 02/15/2029		5,005	4,330,113
3.375%, 04/15/2029(a)		9,331	8,446,564
3.50%, 04/15/2031(a)		15,230	13,499,566

			26,276,243

Consumer Cyclical - Other – 0.4%
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	9,401,449
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		5,800	4,930,902
Sands China Ltd. 3.25%, 08/08/2031(a)		675	517,278

			14,849,629

Consumer Cyclical - Retailers – 0.1%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		2,423	2,275,809
6.125%, 03/15/2032(a)		2,121	1,966,886

			4,242,695

Consumer Non-Cyclical – 0.2%
Newell Brands, Inc. 4.45%, 04/01/2026		3,038	3,004,442
4.875%, 06/01/2025		748	756,624
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		5,244	4,444,758

			8,205,824

Energy – 1.0%
Cenovus Energy, Inc. 6.75%, 11/15/2039		706	799,215

abfunds.com	AB HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Continental Resources, Inc./OK 5.75%, 01/15/2031(a)	U.S.$	1,103	$1,131,481
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,835,594
5.875%, 11/02/2051		5,917	4,482,128
Energy Transfer LP 4.40%, 03/15/2027		7,547	7,460,118
4.95%, 05/15/2028		1,214	1,216,190
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		238	227,680
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	553,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		7,821	7,106,303
TransCanada PipeLines Ltd. 2.716% (LIBOR 3 Month + 2.21%), 05/15/2067(i)		2,500	2,119,968
Western Midstream Operating LP 3.95%, 06/01/2025		1,219	1,184,092
4.50%, 03/01/2028		1,652	1,582,739
4.55%, 02/01/2030		2,516	2,318,000
4.75%, 08/15/2028		1,563	1,521,727
5.45%, 04/01/2044		916	840,647

			34,379,571

Technology – 0.2%
Broadcom, Inc. 4.00%, 04/15/2029(a)		906	864,737
4.15%, 04/15/2032(a)		3,245	3,011,625
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		690	918,466
Microchip Technology, Inc. 4.25%, 09/01/2025		3,341	3,319,905

			8,114,733

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		7,534	8,062,056
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,929,257
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		14,434	14,842,782

			25,834,095

			172,356,990

Total Corporates - Investment Grade (cost $354,960,681)			352,391,529

40 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 6.9%
Industrial – 6.3%
Basic – 0.1%
Nouryon Finance B.V. 4.006% (LIBOR 3 Month + 3.00%), 10/01/2025(m)	U.S.$	2,234	$2,199,827

Capital Goods – 0.8%
ACProducts Holdings, Inc. 4.75% (LIBOR 3 Month + 4.25%), 05/17/2028(m)		10,408	8,638,928
Apex Tool Group, LLC 5.75% (SOFR 1 Month + 5.25%), 02/08/2029(m)		12,459	11,898,262
Granite US Holdings Corporation 5.063% (LIBOR 3 Month + 4.00%), 09/30/2026(m)		8,266	8,187,226

			28,724,416

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 5.264% (LIBOR 1 Month + 4.50%), 10/28/2027(m)		9,381	9,226,459

Communications - Telecommunications – 1.2%
Crown Subsea Communications Holding, Inc. 5.50% (LIBOR 1 Month + 4.75%), 04/27/2027(m)		7,268	7,235,135
DIRECTV Financing, LLC 5.764% (LIBOR 1 Month + 5.00%), 08/02/2027(m)		2,951	2,935,900
Intrado Corporation 5.00% (LIBOR 1 Month + 4.00%), 10/10/2024(m)		7,177	6,708,690
Proofpoint, Inc. 6.758% (LIBOR 3 Month + 6.25%), 08/31/2029(m)		12,450	12,438,297
Zacapa SARL 4.766% (SOFR 3 Month + 4.25%), 03/22/2029(m)		12,722	12,615,667

			41,933,689

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 4.014% (LIBOR 1 Month + 3.25%), 04/30/2026(m)		2,493	2,450,777

abfunds.com	AB HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC 3.514% (LIBOR 1 Month + 2.75%), 12/23/2024(m)	U.S.$	10,195	$10,142,160
Golden Nugget Online Gaming, LLC 13.00% (LIBOR 1 Month + 12.00%), 10/04/2023(c)(m)		132	140,054

			10,282,214

Consumer Cyclical - Retailers – 0.2%
PetSmart LLC 4.50% (LIBOR 3 Month + 3.75%), 02/11/2028(m)		5,794	5,732,854

Consumer Non-Cyclical – 1.1%
Gainwell Acquisition Corp. 5.006% (LIBOR 3 Month + 4.00%), 10/01/2027(m)		6,883	6,852,797
Global Medical Response, Inc. 5.25% (LIBOR 3 Month + 4.25%), 03/14/2025(m)		5,180	5,134,980
Kronos Acquisition Holdings, Inc. 4.25% (LIBOR 3 Month + 3.75%), 12/22/2026(m)		4,651	4,314,663
Mallinckrodt International Finance S.A. 6.00% (LIBOR 3 Month + 5.25%), 09/24/2024(m)		4,715	4,373,332
Padagis LLC 5.719% (LIBOR 3 Month + 4.75%), 07/06/2028(c)(m)		1,995	1,990,306
U.S. Renal Care, Inc. 5.50% (LIBOR 1 Month + 5.00%), 06/26/2026(c)(m)		8,200	7,236,279
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.313% (LIBOR 3 Month + 5.25%), 12/15/2027(m)		10,940	10,890,478

			40,792,835

Energy – 0.6%
CITGO Petroleum Corporation 7.014% (LIBOR 1 Month + 6.25%), 03/28/2024(m)		2,782	2,770,636
GIP II Blue Holding, L.P. 5.506% (LIBOR 3 Month + 4.50%), 09/29/2028(m)		13,695	13,641,046

42 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Parkway Generation, LLC 5.51% (LIBOR 1 Month + 4.75%), 02/18/2029(m)	U.S.$	5,708	$5,680,427

			22,092,109

Other Industrial – 0.4%
American Tire Distributors, Inc. 6.918% (LIBOR 3 Month + 6.25%), 10/20/2028(m)		10,239	10,138,446
Dealer Tire, LLC 5.014% (LIBOR 1 Month + 4.25%), 12/12/2025(m)		1,603	1,599,894
FCG Acquisitions, Inc. 7.514% (LIBOR 1 Month + 6.75%), 03/30/2029(c)(m)		3,390	3,322,200
Rockwood Service Corporation 5.014% (LIBOR 1 Month + 4.25%), 01/23/2027(m)		499	497,130

			15,557,670

Services – 0.3%
Team Health Holdings, Inc. 3.75% (LIBOR 1 Month + 2.75%), 02/06/2024(m)		4,817	4,475,924
Verscend Holding Corp. 4.764% (LIBOR 1 Month + 4.00%), 08/27/2025(m)		7,707	7,673,719

			12,149,643

Technology – 1.0%
Ascend Learning, LLC 6.514% (LIBOR 1 Month + 5.75%), 12/10/2029(m)		2,940	2,899,575
Banff Guarantor, Inc. 6.264% (LIBOR 1 Month + 5.50%), 02/27/2026(m)		2,470	2,435,420
Boxer Parent Company, Inc. 4.514% (LIBOR 1 Month + 3.75%), 10/02/2025(m)		8,644	8,528,285
Endurance International Group Holdings, Inc. 4.25% (LIBOR 3 Month + 3.50%), 02/10/2028(m)		10,241	9,771,406
FINThrive Software Intermediate Holdings, Inc. 7.25% (LIBOR 6 Month + 6.75%), 12/17/2029(m)		2,810	2,749,585

abfunds.com	AB HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Loyalty Ventures, Inc. 5.264% (LIBOR 1 Month + 4.50%), 11/03/2027(m)	U.S.$	6,642	$6,463,696
Veritas US, Inc. 6.00% (LIBOR 3 Month + 5.00%), 09/01/2025(m)		3,578	3,267,826

			36,115,793

			227,258,286

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 5.203% (LIBOR 3 Month + 4.50%), 12/11/2028(m)		898	893,638

Insurance – 0.4%
Jones DesLauriers Insurance Management, Inc. 9.31% (CDOR 3 Month + 7.50%), 03/26/2029(c)(m)	CAD	7,531	5,715,664
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.514% (LIBOR 1 Month + 3.75%), 09/03/2026(m)	U.S.$	7,472	7,426,988

			13,142,652

			14,036,290

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 09/11/2026(m)		6,376	6,252,319
4.756% (LIBOR 1 Month + 3.75%), 09/11/2026(m)		1,270	1,245,482

			7,497,801

Total Bank Loans (cost $252,724,536)			248,792,377

EMERGING MARKETS - CORPORATE BONDS – 6.1%
Industrial – 5.1%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,258	2,009,620

44 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.45%, 11/15/2029(a)	U.S.$	5,151	$4,854,817
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		2,922	2,668,699
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,898	10,825,120
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	4,462,080
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	8,334,951
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		6,367	6,343,124
OCP SA 3.75%, 06/23/2031(a)		1,450	1,225,105
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,853,287
4.50%, 11/16/2029(a)		1,878	1,657,335
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		6,866	7,163,384
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,044	934,902

			52,332,424

Capital Goods – 0.6%
Cemex SAB de CV 3.875%, 07/11/2031(a)		4,563	3,878,550
5.125%, 06/08/2026(a)(l)		1,885	1,711,173
7.375%, 06/05/2027(a)		1,733	1,817,830
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	7,885,378
6.95%, 01/17/2028(a)		2,712	2,716,204
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,729	1,642,550
6.25%, 11/29/2028(a)		537	504,780
Klabin Austria GmbH 7.00%, 04/03/2049(a)		1,310	1,262,683
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		8,626	43,131
Zero Coupon, 09/10/2058(h)		8,966	44,828

			21,507,107

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		4,541	3,925,978
VTR Finance NV 6.375%, 07/15/2028(a)		632	571,960

			4,497,938

abfunds.com	AB HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.4%
CT Trust 5.125%, 02/03/2032(a)	U.S.$	707	$655,955
Digicel Group Holdings Ltd. 7.00%, 05/16/2022(g)(h)(l)		669	492,506
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(g)		6,469	6,400,375
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,773,114
HTA Group Ltd/.Mauritius 7.00%, 12/18/2025(a)		4,000	3,925,750
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,323,104

			14,570,804

Consumer Cyclical - Other – 0.6%
Allwyn Entertainment Fin 4.125% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	3,827	3,878,892
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	2,124	1,667,340
5.625%, 07/17/2027(a)		3,599	3,072,646
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		437	391,880
5.375%, 05/15/2024(a)		2,104	1,959,350
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	744	710,319
Studio City Co., Ltd. 7.00%, 02/15/2027(a)	U.S.$	1,338	1,250,194
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	1,705,738
6.00%, 07/15/2025(a)		1,011	855,559
6.50%, 01/15/2028(a)		224	171,360
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	1,843,070
5.50%, 01/15/2026-10/01/2027(a)		1,925	1,588,125
5.625%, 08/26/2028(a)		2,442	1,962,757

			21,057,230

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(c)(f)	ZAR	336	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(c)(f)(g)(h)	U.S.$	5,539	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(c)(f)(g)(h)		3,504	– 0	–

			– 0	–

46 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)	U.S.$	673	$635,985
MARB BondCo PLC 3.95%, 01/29/2031(a)		8,907	7,394,966
Natura &Co Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		3,267	3,186,282
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	2,623,689
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,059,665
5.125%, 05/09/2029		2,251	2,043,908
7.125%, 01/31/2025		5,610	5,673,112
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(d)(f)(g)(h)(k)		2,437	244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,066,104
USJ-Acucar e Alcool S/A 9.875%, 11/09/2023(a)(d)(k)		1,866	970,566
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c)(d)(e)(f)(h)		13,674	1,367
10.875%, 01/13/2020(c)(d)(e)(f)(h)		2,500	250
11.75%, 02/09/2022(c)(d)(e)(f)(h)		13,613	1,361

			25,657,499

Energy – 0.9%
Cosan SA 5.50%, 09/20/2029(a)		2,027	1,969,104
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,303,167
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,787,400
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		452	448,554
6.125%, 06/30/2025(a)		2,565	2,536,647
6.50%, 06/30/2027(a)		3,495	3,429,448
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		559	553,410
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,337,239
MV24 Capital BV 6.748%, 06/01/2034(a)		2,866	2,723,027
Peru LNG Srl 5.375%, 03/22/2030(a)		6,667	5,733,620

abfunds.com	AB HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SEPLAT Energy PLC 7.75%, 04/01/2026(a)	U.S.$	4,308	$4,094,323
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	2,070,343

			30,986,282

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,492,365
StoneCo Ltd. 3.95%, 06/16/2028(a)		1,046	862,492

			2,354,857

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		8,243	7,913,280

Transportation - Services – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,144	1,933,727
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	504,710

			2,438,437

			183,315,858

Utility – 0.7%
Electric – 0.7%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		899	854,050
AES Andes SA 6.35%, 10/07/2079(a)		2,632	2,528,365
AES El Salvador Trust II 6.75%, 03/28/2023(a)		1,220	1,079,929
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		9,085	9,773,098
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		3,868	3,775,129
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	2,202,070
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		772	671,640
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		3,986	3,687,249

			24,571,530

48 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.3%
Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a)(g)	U.S.$	2,227	$2,258,029

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(g)		309	10,807
5.25%, 12/27/2033(a)(g)		5,123	178,326
7.125%, 12/26/2046(a)(g)		10,308	358,603

			547,736

REITs – 0.2%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		917	302,610
6.05%, 10/13/2025(a)		353	118,255
Central China Real Estate Ltd. 7.25%, 04/24/2023-08/13/2024(a)		1,686	603,863
7.50%, 07/14/2025(a)		522	172,521
7.75%, 05/24/2024(a)		703	236,955
7.90%, 11/07/2023(a)		207	79,669
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a)(d)(k)		1,894	407,565
5.98%, 08/18/2025(a)(d)(k)		380	83,434
7.95%, 02/19/2023(a)(d)(k)		579	127,127
China Evergrande Group 7.50%, 06/28/2023(a)(d)(k)		636	73,259
11.50%, 01/22/2023(a)(d)(k)		2,906	330,194
12.00%, 01/22/2024(a)(d)(k)		477	54,199
China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)		878	561,920
6.00%, 02/04/2026(a)		1,449	854,910
7.00%, 05/02/2025(a)		200	122,000
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		200	145,975
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a)(d)(k)		2,585	544,142
11.65%, 06/01/2026(a)(d)(k)		200	41,975
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		1,120	403,200
6.00%, 08/14/2026(a)		400	142,000
7.40%, 01/13/2027(a)		370	129,500
Logan Group Co., Ltd. 4.50%, 01/13/2028(a)		200	51,000
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		700	255,500
5.95%, 04/30/2025(a)		433	168,870

abfunds.com	AB HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ronshine China Holdings Ltd. 6.75%, 08/05/2024(a)	U.S.$	536	$88,440
7.10%, 01/25/2025(a)		1,706	264,430
8.10%, 06/09/2023(a)		687	140,835
Scenery Journey Ltd. 11.50%, 10/24/2022(a)(d)(k)		1,997	220,669
12.00%, 10/24/2023(a)(d)(k)		1,325	145,170
Seazen Group Ltd. 4.45%, 07/13/2025(a)		1,259	818,350
Shimao Group Holdings Ltd. 5.20%, 01/16/2027(a)		400	88,000
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		702	164,970
6.50%, 01/10/2025-01/26/2026(a)		1,127	251,480
6.65%, 08/03/2024(a)		230	51,750
7.00%, 07/09/2025(a)		214	47,080
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		563	289,945
5.75%, 01/14/2027(a)		992	401,760
6.20%, 03/22/2026(a)		200	83,000
6.60%, 03/02/2023(a)		200	119,000
6.75%, 07/08/2025(a)		590	262,550
Yango Justice International Ltd. 7.50%, 04/15/2024-02/17/2025(a)(d)(k)		1,513	105,910
7.875%, 09/04/2024(a)(d)(k)		790	55,300
8.25%, 11/25/2023(a)(d)(k)		400	28,000
10.25%, 09/15/2022(d)(k)		264	21,665
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)(d)(k)		1,429	185,770
7.70%, 02/20/2025(a)(d)(k)		200	27,000
7.85%, 08/12/2026(a)(d)(k)		605	78,650
8.375%, 10/30/2024(a)(d)(k)		291	39,285
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)(d)(k)		1,540	138,600
6.70%, 08/04/2026(a)(d)(k)		600	54,000
7.10%, 09/10/2024(a)(d)(k)		351	31,590
7.35%, 02/05/2025(a)(d)(k)		200	18,000

			10,231,842

			13,037,607

Total Emerging Markets - Corporate Bonds (cost $307,621,204)			220,924,995

50 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
Risk Share Floating Rate – 4.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 12.168% (LIBOR 1 Month + 11.50%), 01/25/2025(i)	U.S.$	11,138	$11,273,206
Series 2015-DNA1, Class B 9.868% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		897	935,642
Series 2015-DNA2, Class B 8.218% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		16,048	16,049,882
Series 2015-DNA3, Class B 10.018% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		7,469	7,840,362
Series 2015-HQ2, Class B 8.618% (LIBOR 1 Month + 7.95%), 05/25/2025(i)		284	287,912
Series 2015-HQA1, Class B 9.468% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		12,410	12,720,449
Series 2015-HQA2, Class B 11.168% (LIBOR 1 Month + 10.50%), 05/25/2028(i)		6,957	7,506,105
Series 2016-DNA2, Class B 11.168% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		5,019	5,465,623
Series 2016-DNA3, Class B 11.918% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		4,449	4,975,748
Series 2016-DNA4, Class B 9.268% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		1,818	1,856,479
Series 2016-HQA1, Class B 13.418% (LIBOR 1 Month + 12.75%), 09/25/2028(i)		2,985	3,489,760
Series 2016-HQA2, Class B 12.168% (LIBOR 1 Month + 11.50%), 11/25/2028(i)		3,913	4,425,313
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 12.418% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		4,011	4,488,617

abfunds.com	AB HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C02, Class 1B 12.918% (LIBOR 1 Month + 12.25%), 09/25/2028(i)	U.S.$	2,879	$3,282,120
Series 2016-C03, Class 1B 12.418% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		7,099	7,968,428
Series 2016-C03, Class 2B 13.418% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		3,932	4,534,999
Series 2016-C04, Class 1B 10.918% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		13,249	14,185,115
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		11,988	13,030,173
Series 2016-C06, Class 1B 9.918% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		8,454	8,816,027
Series 2016-C07, Class 2B 10.168% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		10,241	10,770,239
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.168% (LIBOR 1 Month + 5.50%), 10/25/2025(h)(i)		2,517	2,543,364
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.918% (LIBOR 1 Month + 5.25%), 11/25/2025(h)(i)		1,669	1,527,265
Series 2015-WF1, Class 2M2 6.168% (LIBOR 1 Month + 5.50%), 11/25/2025(h)(i)		843	781,693

			148,754,521

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		2,096	1,460,408
Series 2006-24CB, Class A16 5.75%, 08/25/2036		401	279,220
Series 2006-26CB, Class A6 6.25%, 09/25/2036		194	121,816
Series 2006-26CB, Class A8 6.25%, 09/25/2036		734	460,332
Series 2006-42, Class 1A6 6.00%, 01/25/2047		871	611,698

52 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-HY12, Class A5 3.074%, 08/25/2036	U.S.$	2,390	$2,346,180
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		750	610,256
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		678	463,501
Series 2007-15CB, Class A19 5.75%, 07/25/2037		398	290,829
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		403	349,874
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.153%, 05/25/2047		394	382,399
Series 2007-4, Class 22A1 3.292%, 06/25/2047		1,586	1,546,405
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		483	217,196
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.888%, 09/25/2047		401	375,998
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.241%, 03/25/2037		236	226,912
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		649	607,157
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		783	412,060
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 2.569%, 06/25/2036		371	327,318
RALI Trust Series 2005-QA10, Class A31 3.819%, 09/25/2035		1,385	1,136,132
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		893	842,508
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		500	305,699
Series 2007-A1, Class A8 6.00%, 03/25/2037		862	394,570
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		225	157,171

abfunds.com	AB HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.311%, 10/25/2036	U.S.$	1,613	$533,682
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.759%, 12/28/2037		1,416	1,382,632

			15,841,953

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 1.268% (LIBOR 1 Month + 0.60%), 04/25/2037(i)		2,122	754,496
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 1.268% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		319	125,823
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.918% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		955	234,128
Lehman Mortgage Trust Series 2007-1, Class 3A1 0.918% (LIBOR 1 Month + 0.25%), 02/25/2037(i)		2,861	253,089
Series 2007-1, Class 3A2 6.582% (7.25% - LIBOR 1 Month), 02/25/2037(i)(n)		2,861	429,904
Lehman XS Trust Series 2007-16N, Class 2A2 2.368% (LIBOR 1 Month + 1.70%), 09/25/2047(i)		404	403,452
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 0.988% (LIBOR 1 Month + 0.32%), 02/25/2037(i)		455	347,377
Series 2007-2, Class 1A3 1.328% (LIBOR 1 Month + 0.66%), 05/25/2037(i)		330	321,111

			2,869,380

Total Collateralized Mortgage Obligations (cost $165,456,580)			167,465,854

54 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 3.5%
United States – 3.5%
U.S. Treasury Bonds 6.125%, 11/15/2027(o)(p)	U.S.$	29,263	$33,940,393
U.S. Treasury Notes 2.375%, 05/15/2029(o)(p)		75,728	73,054,048
3.125%, 11/15/2028(o)(p)		20,054	20,257,471

Total Governments - Treasuries (cost $131,162,198)			127,251,912

EMERGING MARKETS - SOVEREIGNS – 3.4%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	5,785,230
9.125%, 11/26/2049(a)		286	252,180
9.50%, 11/12/2025(a)		5,861	6,234,639

			12,272,049

Argentina – 0.3%
Argentine Republic Government International Bond 0.50%, 07/09/2030		3,546	1,113,415
1.00%, 07/09/2029		2,895	923,635
1.125%, 07/09/2035		26,411	7,487,406
2.00%, 01/09/2038		4,145	1,481,825
2.50%, 07/09/2041		991	330,548

			11,336,829

Bahrain – 0.2%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	419,387
6.75%, 09/20/2029(a)		1,973	1,991,867
7.00%, 10/12/2028(a)		1,673	1,751,736
7.375%, 05/14/2030(a)		571	593,947
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		3,791	3,931,503

			8,688,440

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		12,151	13,168,646

Ecuador – 0.3%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		1,718	935,810
0.50%, 07/31/2040(a)		6,518	3,526,830

abfunds.com	AB HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.00%, 07/31/2030(a)	U.S.$	5,710	$4,620,737

			9,083,377

Egypt – 0.3%
Egypt Government International Bond 7.625%, 05/29/2032(a)		8,953	6,972,149
8.70%, 03/01/2049(a)		612	445,230
8.875%, 05/29/2050(a)		4,471	3,280,596

			10,697,975

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		3,407	1,396,870
7.125%, 01/20/2050(a)		2,430	899,100
7.625%, 09/21/2034-02/01/2041(a)		2,076	780,078
7.75%, 01/24/2023(a)		1,734	1,361,190
9.50%, 07/15/2052(a)		2,190	876,000

			5,313,238

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(a)		4,626	4,155,594

Ghana – 0.3%
Ghana Government International Bond 6.375%, 02/11/2027(a)		8,633	5,784,110
8.95%, 03/26/2051(a)		752	428,781
10.75%, 10/14/2030(a)		4,614	4,544,790

			10,757,681

Ivory Coast – 0.3%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	5,018	4,432,845
6.125%, 06/15/2033(a)	U.S.$	2,415	2,204,140
6.375%, 03/03/2028(a)		3,087	3,041,274
6.625%, 03/22/2048(a)	EUR	732	614,062

			10,292,321

Nigeria – 0.3%
Nigeria Government International Bond 6.50%, 11/28/2027(a)	U.S.$	1,019	901,815
7.625%, 11/21/2025-11/28/2047(a)		7,759	7,177,430
7.696%, 02/23/2038(a)		671	503,250
7.875%, 02/16/2032(a)		1,521	1,273,838

			9,856,333

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		415	417,075
6.25%, 01/25/2031(a)		1,630	1,654,450

			2,071,525

56 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)	U.S.$	5,674	$5,049,860
6.75%, 03/13/2048(a)		3,641	2,881,624

			7,931,484

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		3,980	1,233,800
7.375%, 09/25/2032(a)		3,486	1,080,660
7.75%, 09/01/2023(a)		5,795	2,289,025

			4,603,485

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a)(d)(k)		6,636	530,880
9.00%, 05/07/2023(a)(d)(k)		538	43,040
9.25%, 09/15/2027(d)(k)		34,020	2,721,600
9.25%, 05/07/2028(a)(d)(k)		1,500	120,000

			3,415,520

Total Emerging Markets - Sovereigns (cost $178,318,660)			123,644,497

COLLATERALIZED LOAN OBLIGATIONS – 3.0%
CLO - Floating Rate – 3.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(i)		11,494	11,264,451
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 7.264% (LIBOR 3 Month + 6.22%), 04/15/2034(a)(i)		2,000	1,889,904
Bristol Park CLO Ltd. Series 2016-1A, Class DR 3.994% (LIBOR 3 Month + 2.95%), 04/15/2029(a)(i)		5,000	4,893,355
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 7.344% (LIBOR 3 Month + 6.30%), 07/18/2030(a)(i)		2,424	2,335,127
Dryden 57 CLO Ltd. Series 2018-57A, Class E 5.706% (LIBOR 3 Month + 5.20%), 05/15/2031(a)(i)		1,741	1,608,834

abfunds.com	AB HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(i)	U.S.$	2,270	$2,234,536
Series 2020-78A, Class D 4.044% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(i)		11,286	11,062,552
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304% (SOFR 3 Month + 6.40%), 04/20/2035(a)(i)		4,009	3,961,942
Elevation CLO Ltd. Series 2020-11A, Class C 3.244% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(i)		3,505	3,403,848
Series 2020-11A, Class D1 4.894% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(i)		5,438	5,339,447
Elmwood CLO Ltd. Series 2021-2A, Class E 7.013% (LIBOR 3 Month + 5.95%), 07/20/2034(a)(i)		800	764,295
Elmwood CLO VII Ltd. Series 2020-4A, Class E 8.144% (LIBOR 3 Month + 7.10%), 01/17/2034(a)(i)		2,122	2,076,356
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 7.063% (LIBOR 3 Month + 6.00%), 01/20/2034(a)(i)		1,786	1,706,952
Elmwood CLO XII Ltd. Series 2021-5A, Class E 7.413% (LIBOR 3 Month + 6.35%), 01/20/2035(a)(i)		3,650	3,493,871
Flatiron CLO Ltd. Series 2021-1A, Class E 7.044% (LIBOR 3 Month + 6.00%), 07/19/2034(a)(i)		350	328,331
Kayne CLO 7 Ltd. Series 2020-7A, Class C 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(i)		2,940	2,912,299
LCM 28 Ltd. Series 28A, Class D 4.013% (LIBOR 3 Month + 2.95%), 10/20/2030(a)(i)		500	476,089

58 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Madison Park Funding LI Ltd. Series 2021-51A, Class E 7.314% (LIBOR 3 Month + 6.27%), 07/19/2034(a)(i)	U.S.$	1,600	$1,526,811
OCP CLO Ltd. Series 2021-21A, Class E 7.343% (LIBOR 3 Month + 6.28%), 07/20/2034(a)(i)		2,250	2,117,759
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 3.134% (LIBOR 3 Month + 1.95%), 01/24/2033(a)(i)		8,719	8,575,648
Series 2016-1A, Class DR 4.284% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(i)		7,987	7,792,276
OZLM XXII Ltd. Series 2018-22A, Class D 6.344% (LIBOR 3 Month + 5.30%), 01/17/2031(a)(i)		968	860,764
Palmer Square CLO Ltd. Series 2021-1A, Class D 7.063% (LIBOR 3 Month + 6.00%), 04/20/2034(a)(i)		6,063	5,790,657
Rad CLO 4 Ltd. Series 2019-4A, Class E 7.934% (LIBOR 3 Month + 6.75%), 04/25/2032(a)(i)		3,086	3,041,865
Rad CLO 10 Ltd. Series 2021-10A, Class E 7.034% (LIBOR 3 Month + 5.85%), 04/23/2034(a)(i)		3,793	3,628,459
Rad CLO 11 Ltd. Series 2021-11A, Class E 7.294% (LIBOR 3 Month + 6.25%), 04/15/2034(a)(i)		1,545	1,474,753
Regatta XIX Funding Ltd. Series 2022-1A, Class E 7.959% (SOFR 3 Month + 6.88%), 04/20/2035(a)(i)		1,451	1,387,835
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 7.383% (LIBOR 3 Month + 6.32%), 04/20/2034(a)(i)		2,000	1,893,954
Series 2021-2A, Class E 7.463% (LIBOR 3 Month + 6.40%), 07/20/2034(a)(i)		1,100	1,041,519

abfunds.com	AB HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-3A, Class E 7.783% (LIBOR 3 Month + 6.72%), 10/20/2034(a)(i)	U.S.$	4,738	$4,556,286
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 7.213% (LIBOR 3 Month + 6.15%), 10/20/2034(a)(i)		3,021	2,885,785
Trimaran Cavu Ltd. Series 2019-1A, Class E 8.103% (LIBOR 3 Month + 7.04%), 07/20/2032(a)(i)		2,469	2,354,606

Total Collateralized Loan Obligations (cost $111,191,412)			108,681,166

		Shares
COMMON STOCKS – 2.5%
Energy – 1.0%
Energy Equipment & Services – 0.0%
Vantage Drilling International(d)		91,167	1,310,526

Oil, Gas & Consumable Fuels – 1.0%
Battalion Oil Corp.(d)		135	2,543
Berry Corp.		730,606	8,014,748
CHC Group LLC(d)		104,383	21
Civitas Resources, Inc.		24,592	1,441,583
Denbury, Inc.(d)		66,101	4,229,142
Diamond Offshore Drilling, Inc.(d)		696,725	5,469,291
Diamond Offshore Drilling, Inc.(h)		148,609	1,166,581
Golden Energy Offshore Services AS(d)(t)		3,360,247	440,660
Gulfport Energy Corp.(d)		122,547	11,516,967
K201640219 South Africa Ltd. A Shares(c)(f)		64,873,855	65
K201640219 South Africa Ltd. B Shares(c)(f)		10,275,684	10
SandRidge Energy, Inc.(d)		1,446	26,852
Whiting Petroleum Corp.		48,817	3,566,082

			35,874,545

			37,185,071

Consumer Discretionary – 0.6%
Auto Components – 0.5%
ATD New Holdings, Inc.(c)(d)		161,762	13,291,498
Exide Corp.(c)(f)		4,045	3,337,125

			16,628,623

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(d)		4,628	306,744

60 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(c)(d)(f)	168,790	$	– 0	–

Leisure Products – 0.1%
Carlson Travel, Inc.(c)	104,524		2,992,000

			19,927,367

Consumer Staples – 0.3%
Food & Staples Retailing – 0.3%
Southeastern Grocers, Inc.(c)(d)(f)	508,189		12,196,536

Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd.(c)(f)	9,000		8,626,779

Communication Services – 0.2%
Diversified Telecommunication Services – 0.1%
Intelsat Emergence SA(c)	87,751		2,775,125
Intelsat Jackson Holdings S 05(c)(d)(f)	18,378		– 0	–

			2,775,125

Media – 0.1%
iHeartMedia, Inc. – Class A(d)	164,799		2,635,136

			5,410,261

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c)(f)	14		– 0	–

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(d)	109,384		3,839,378

			3,839,378

Information Technology – 0.1%
IT Services – 0.1%
Ag Tracker(c)(f)	399,741		– 0	–
Paysafe Ltd.(d)	562,779		1,564,526

			1,564,526

Software – 0.0%
Avaya Holdings Corp.(d)	125,330		1,159,303
Monitronics International, Inc.(d)	257,529		64,382

			1,223,685

			2,788,211

Materials – 0.0%
Metals & Mining – 0.0%
Bis Industries Holdings(c)(f)	5,004,988		5

abfunds.com	AB HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Neenah Enterprises, Inc.(c)(d)(f)		49,578	$759,535

			759,540

Total Common Stocks (cost $142,233,457)			90,733,143

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.7%
Non-Agency Fixed Rate CMBS – 0.7%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.492%, 04/10/2046(q)	U.S.$	6,375	56,026
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		1,000	157,574
Series 2012-CR5, Class XA 1.635%, 12/10/2045(q)		8,269	31,278
Series 2013-LC6, Class XA 1.402%, 01/10/2046(q)		25,690	80,010
Series 2014-CR15, Class XA 0.779%, 02/10/2047(q)		6,223	63,962
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.616%, 02/10/2046(q)		3,609	25,147
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.302%, 08/10/2044(a)		7,937	7,026,271
Series 2013-GC13, Class D 4.20%, 07/10/2046(a)		1,500	623,386
Series 2014-GC18, Class D 5.226%, 01/10/2047(a)		891	392,336
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 4.933%, 06/15/2045(a)		5,000	4,699,050
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.723%, 11/15/2045(a)(q)		21,022	9,874
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.715%, 12/10/2045(a)(q)		2,893	7,440

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.026%, 06/15/2044(a)	U.S.$	2,576	$2,381,253
Series 2012-C7, Class XA 1.14%, 06/15/2045(a)(q)		1,676	81
Series 2012-C8, Class E 5.012%, 08/15/2045(a)		6,905	6,850,921
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,443,425

			23,848,034

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 5.304% (LIBOR 1 Month + 4.75%), 05/15/2036(a)(i)		1,702	1,262,224

Total Commercial Mortgage-Backed Securities (cost $29,136,860)			25,110,258

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Bahrain – 0.0%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)		472	494,508

Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		2,363	2,172,926
Petroleos Mexicanos 5.95%, 01/28/2031		3,818	3,204,028
6.49%, 01/23/2027		1,276	1,221,387
6.50%, 01/23/2029		1,268	1,160,220
6.70%, 02/16/2032		3,899	3,359,690
6.75%, 09/21/2047		6,363	4,595,231
7.69%, 01/23/2050		2,298	1,793,589

			17,507,071

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		394	341,130
5.125%, 08/11/2061(a)		223	190,986

			532,116

South Africa – 0.2%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		2,540	2,500,313

abfunds.com	AB HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.125%, 02/11/2025(a)	U.S.$	1,951	$1,856,864
Transnet SOC Ltd. 4.00%, 07/26/2022(a)		816	804,168

			5,161,345

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		405	395,928

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(d)(k)		5,000	337,500

Total Quasi-Sovereigns (cost $26,567,827)			24,428,468

		Shares
PREFERRED STOCKS – 0.7%
Industrial – 0.7%
Energy – 0.5%
Gulfport Energy Corp. 10.00%(c)		789	5,365,200
Targa Resources Corp. Series A 9.50%		11,000	11,741,422

			17,106,622

Industrial Conglomerates – 0.2%
WESCO International, Inc. Series A 10.625%		211,900	6,049,745

Total Preferred Stocks (cost $18,189,221)			23,156,367

		Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	1,689,980
7.625%, 03/01/2040		1,250	1,723,969
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	4,599,561

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	U.S.$	7,240	$7,026,303

Total Local Governments - US Municipal Bonds (cost $13,850,049)			15,039,813

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	2,538,759
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	1,887,579
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		36,247,335	9,066,413

Total Inflation-Linked Securities (cost $18,006,275)			13,492,751

		Shares
WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(d)		385,763	154,305
Battalion Oil Corp., expiring 10/08/2022(c)(d)(f)		2,515	– 0	–
Encore Automotive Acceptance, expiring 07/05/2031(c)(d)(f)		44	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(c)(d)(f)		189,795	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(d)		304,120	18,247
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(d)		130,889	5,236
Willscot Corp., expiring 11/29/2022(c)(d)(f)		169,364	3,352,391

Total Warrants (cost $3,612,897)			3,530,179

abfunds.com	AB HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.11%, 06/15/2043(h)	U.S.$	209	$198,412
Series 2019-24, Class PT 10.844%, 08/15/2044(h)		512	502,934
Series 2019-36, Class PT 12.944%, 10/17/2044(h)		892	875,637
Series 2019-43, Class PT 5.319%, 11/15/2044(h)		231	226,345
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.438%, 05/15/2043(h)		181	174,516
Series 2018-12, Class PT 12.26%, 06/15/2043(h)		182	176,093
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.495%, 03/16/2043(h)		39	37,575
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(c)(f)(h)		544	537,038

			2,728,550

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	790,836

Total Asset-Backed Securities (cost $3,397,607)			3,519,386

		Shares
RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c)(d)(l) (cost $0)		45,881	58,590

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c)(d)(f)(l) (cost $1,373,314)	EUR	1,001	$	– 0	–

		Shares
SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.22%(r)(s)(t) (cost $37,179,521)		37,179,521		37,179,521

		Principal Amount (000)
U.S. Treasury Bills – 1.0%
U.S. Treasury Bill Zero Coupon, 06/28/2022 (cost $34,833,996)	U.S.$	34,863		34,825,439

Time Deposits – 0.3%
BBH, Grand Cayman 0.24%, 05/03/2022	GBP	69		86,798
4.00%, 05/03/2022	ZAR	107		6,801
Citibank, London (0.78)%, 05/02/2022	EUR	1,524		1,607,966
Sumitomo, Tokyo 0.13%, 05/02/2022	U.S.$	10,542		10,542,463

Total Time Deposits (cost $12,244,028)				12,244,028

Total Short-Term Investments (cost $84,257,545)				84,248,988

Total Investments – 100.7% (cost $4,056,859,897)				3,645,883,704
Other assets less liabilities – (0.7)%				(25,288,218)

Net Assets – 100.0%				$3,620,595,486

abfunds.com	AB HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	68	June 2022	$9,566,750	$(1,048,531)
U.S. T-Note 5 Yr (CBT) Futures	2,312	June 2022	260,497,375	(8,575,484)
U.S. T-Note 10 Yr (CBT) Futures	179	June 2022	21,328,969	(1,294,641)
U.S. Ultra Bond (CBT) Futures	156	June 2022	25,028,250	(3,552,867)

				$(14,471,523)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	4,355	USD	4,869	05/12/2022	$273,616
Bank of America, NA	US	D13,874	EUR	12,474	05/12/2022	(710,661)
Brown Brothers Harriman & Co.	EUR	6,362	USD	7,085	05/12/2022	371,502
Brown Brothers Harriman & Co.	USD	217	EUR	196	05/12/2022	(11,110)
Citibank, NA	USD	4,693	EUR	4,294	05/12/2022	(161,338)
Citibank, NA	COP	65,115,083	USD	16,858	05/25/2022	471,202
Deutsche Bank AG	USD	4,849	EUR	4,548	05/12/2022	(48,399)
HSBC Bank USA	USD	13,323	EUR	12,190	05/12/2022	(458,153)
JPMorgan Chase Bank, NA	EUR	590	USD	647	05/12/2022	24,058
Morgan Stanley Capital Services LLC	USD	7,228	EUR	6,621	05/12/2022	(241,670)
Morgan Stanley Capital Services LLC	GBP	14,417	USD	18,834	06/09/2022	705,266
UBS AG	EUR	141,564	USD	161,994	05/12/2022	12,597,787
UBS AG	USD	6,550	EUR	5,809	05/12/2022	(419,816)
UBS AG	CAD	7,935	USD	6,345	07/21/2022	170,486

						$12,562,770

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.63%	USD	172,840	$3,599,001	$8,598,353	$(4,999,352)
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	2.23	EUR	1	9	1	8

68 | AB HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 37, 5 Year Index, 6/20/2027*	5.00%	Quarterly	4.28%	EUR	74,910	$2,890,798	$4,951,150	$(2,060,352)

						$6,489,808	$13,549,504	$(7,059,696)

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	1,371	$(565,600)	$(654,656)	$89,056
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,519	(850,197)	(1,235,085)	384,888
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,786	(1,149,420)	(1,351,649)	202,229
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,485	(841,745)	(424,397)	(417,348)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,745	(1,387,497)	(685,662)	(701,835)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,207	(1,982,203)	(975,863)	(1,006,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14,739	(3,559,625)	(1,768,152)	(1,791,473)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37,536	(9,065,645)	(4,214,204)	(4,851,441)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	503	(207,500)	(70,459)	(137,041)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,259	(518,939)	(176,212)	(342,727)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,259	(519,464)	(171,859)	(347,605)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,516	(1,038,548)	(343,254)	(695,294)

abfunds.com	AB HIGH INCOME FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	15,493	$(6,388,112)	$(2,275,969)	$(4,112,143)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	232	(55,980)	(27,372)	(28,608)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7,094	(1,713,407)	(832,338)	(881,069)
International Game Technology PLC, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.26	EUR	1,640	20,554	5,202	15,352
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,247	(543,180)	(249,168)	(294,012)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.17	USD	1,300	85,920	27,452	58,468
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.17	USD	1,440	95,173	47,589	47,584
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	274	(113,120)	(130,760)	17,640
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	274	(113,120)	(130,760)	17,640
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	85,752	(35,357,748)	(18,828,197)	(16,529,551)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	526	(127,146)	(135,237)	8,091
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	526	(127,233)	(112,726)	(14,507)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,053	(254,467)	(232,923)	(21,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,053	(254,467)	(232,923)	(21,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,345	(324,777)	(163,084)	(161,693)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25,114	(6,065,370)	(3,431,663)	(2,633,707)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	5,950	$(1,436,905)	$(717,864)	$(719,041)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	5,060	(2,087,081)	(2,607,306)	520,225
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(693,800)	(748,584)	54,784
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	548	(226,240)	(255,953)	29,713
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	928	(383,013)	(388,630)	5,617
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(701,116)	(691,759)	(9,357)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(701,116)	(687,713)	(13,403)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(701,116)	(683,668)	(17,448)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(701,116)	(679,623)	(21,493)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,857	(766,407)	(662,893)	(103,514)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,857	(766,407)	(658,516)	(107,891)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,632	(636,167)	(688,664)	52,497
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,632	(635,728)	(638,619)	2,891

						$(83,359,075)	$(48,884,121)	$(34,474,954)

*	Termination date

abfunds.com	AB HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	EURIBOR	Maturity	EUR	25,925	09/20/2022	$(273,985)
Morgan Stanley Capital Services LLC iShares iBoxx $ High Yield Corporate Bond ETF	FedFund Effective Minus 2.50%	Maturity	USD	22,408	05/30/2022	(5,707)

						$(279,692)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at April 30, 2022
Barclays Capital, Inc.	2,510	USD	(2.00	)%*	05/06/2022	$2,509,573
Barclays Capital, Inc.	1,001	USD	(0.75	)%*	05/02/2022	1,000,054
Barclays Capital, Inc.	2,595	USD	0.00%		05/06/2022	2,594,839
Barclays Capital, Inc.	1,915	USD	0.00%		05/06/2022	1,915,000
Barclays Capital, Inc.	9,813	USD	0.65%		05/02/2022	9,820,473
Credit Suisse Securities (USA) LLC	2,628	USD	(1.25	)%*	05/06/2022	2,623,432
Credit Suisse Securities (USA) LLC	4,891	EUR	(1.00	)%*	05/06/2022	5,154,123
Credit Suisse Securities (USA) LLC†	4,727	EUR	(1.00	)%*	—	4,979,850
Credit Suisse Securities (USA) LLC†	860	EUR	(1.00	)%*	—	905,921

						$31,503,265

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2022.

*	Interest payment due from counterparty.

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PORTFOLIO OF INVESTMENTS (continued)

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous		Up to 30 Days	31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$5,885,771		$13,882,021	$	– 0	–	$	– 0	–	$19,767,792
Corporates – Investment Grade	– 0	–	11,735,473		– 0	–		– 0	–	11,735,473

Total	$5,885,771		$25,617,494	$	– 0	–	$	– 0	–	$31,503,265

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2022, the aggregate market value of these securities amounted to $2,360,281,813 or 65.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Non-income producing security.

(e)	Defaulted matured security.

(f)	Fair valued by the Adviser.

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2022.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of April 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.11%, 06/15/2043	04/25/2018 – 06/01/2020	$209,342	$198,412	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.844%, 08/15/2044	06/27/2019	499,486	502,934	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 12.944%, 10/17/2044	09/04/2019	886,655	875,637	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 5.319%, 11/15/2044	10/09/2019	228,997	226,345	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.26%, 06/15/2043	06/26/2018	182,216	176,093	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.438%, 05/15/2043	03/27/2018 – 05/11/2018	181,380	174,516	0.00%

abfunds.com	AB HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 10.495%, 03/16/2043	03/07/2018	$39,543		$37,575		0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	2,371,457		1,166,581		0.03%
Digicel Group Holdings Ltd. 7.00%, 05/16/2022	11/28/2016 – 04/01/2021	719,505		492,506		0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,740,378		9,066,413		0.25%
Intelsat Ja 9.75 07 9.75%, 07/15/2025	06/21/2017	– 0	–	– 0	–	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 6.168%, 10/25/2025	09/18/2015	2,516,708		2,543,364		0.07%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 – 06/30/2021	5,538,934		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	3,503,915		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 – 02/19/2015	12,955,187		– 0	–	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	2,449,941		44,828		0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017 – 08/01/2017	377,791		537,038		0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 – 10/31/2020	4,733,143		244		0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012 – 02/27/2014	8,550,341		1,367		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550		250		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012 – 02/05/2014	11,383,331		1361		0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.918%, 11/25/2025	09/06/2016	1,669,211		1,527,265		0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.168%, 11/25/2025	09/28/2015 – 02/26/2018	842,808		781,693		0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2022.

(j)	Convertible security.

(k)	Defaulted.

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PORTFOLIO OF INVESTMENTS (continued)

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(m)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR/SOFR or the LIBOR/CDOR/SOFR floor rate plus spread at April 30, 2022.

(n)	Inverse interest only security.

(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(q)	IO – Interest Only.

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(s)	The rate shown represents the 7-day yield as of period end.

(t)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

April 30, 2022 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,019,680,376)	$3,608,704,183
Affiliated issuers (cost $37,179,521)	37,179,521
Cash	17,079
Cash collateral due from broker	32,614,935
Foreign currencies, at value (cost $4,583,348)	2,475,351
Unaffiliated dividends and interest receivable	54,161,503
Unrealized appreciation on forward currency exchange contracts	14,613,917
Receivable for investment securities sold	12,694,796
Receivable for capital stock sold	3,755,571
Market value of credit default swaps (net premiums paid $80,243)	201,647
Receivable for newly entered total return swaps	38,891
Receivable for terminated credit default and total return swaps	27,756
Affiliated dividends receivable	4,304
Receivable from Affiliates	1,542

Total assets	3,766,490,996

Liabilities
Market value of credit default swaps (net premiums received $48,964,364)	83,560,722
Payable for reverse repurchase agreements	31,503,265
Payable for capital stock redeemed	8,580,921
Payable for investment securities purchased	6,568,290
Payable for capital gains taxes	3,839,119
Dividends payable	2,479,967
Unrealized depreciation on forward currency exchange contracts	2,051,147
Payable for variation margin on centrally cleared swaps	1,648,173
Advisory fee payable	1,537,462
Payable for terminated credit default and total return swaps	996,328
Payable for variation margin on futures	596,599
Distribution fee payable	449,191
Cash collateral due to broker	439,933
Unrealized depreciation on total return swaps	279,692
Transfer Agent fee payable	215,811
Administrative fee payable	32,024
Directors’ fee payable	9,257
Accrued expenses and other liabilities	1,107,609

Total liabilities	145,895,510

Net Assets	$3,620,595,486

Composition of Net Assets
Capital stock, at par	$502,734
Additional paid-in capital	4,497,385,547
Accumulated loss	(877,292,795)

$3,620,595,486

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$976,434,555	135,834,626	$7.19	*

C	$255,816,057	35,169,741	$7.27

Advisor	$2,082,980,538	289,342,455	$7.20

R	$23,926,813	3,326,645	$7.19

K	$7,675,754	1,066,774	$7.20

I	$80,724,518	11,201,506	$7.21

Z	$193,037,251	26,792,220	$7.20

*	The maximum offering price per share for Class A shares was $7.51 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended April 30, 2022 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $40,438)	$113,029,475
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $156,750)	2,005,123
Affiliated issuers	9,161	$115,043,759

Expenses
Advisory fee (see Note B)	9,879,862
Distribution fee–Class A	1,341,161
Distribution fee–Class C	1,476,920
Distribution fee–Class R	67,959
Distribution fee–Class K	35,348
Transfer agency–Class A	503,386
Transfer agency–Class C	138,442
Transfer agency–Advisor Class	1,115,972
Transfer agency–Class R	35,339
Transfer agency–Class K	28,279
Transfer agency–Class I	49,796
Transfer agency–Class Z	24,632
Printing	190,783
Custody and accounting	179,794
Registration fees	96,378
Audit and tax	89,823
Administrative	48,126
Directors’ fees	37,457
Legal	33,024
Miscellaneous	107,136

Total expenses before interest expense	15,479,617
Interest expense	53,749

Total expenses	15,533,366
Less: expenses waived and reimbursed by the Adviser (see Note B)	(16,070)

Net expenses		15,517,296

Net investment income		99,526,463

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)	$(2,119,860)
Forward currency exchange contracts	6,582,506
Futures	(7,842,913)
Swaps	(9,525,140)
Foreign currency transactions	(417,690)
Net change in unrealized appreciation/depreciation on:
Investments(b)	(389,373,143)
Forward currency exchange contracts	8,814,281
Futures	(12,263,210)
Swaps	9,764,964
Foreign currency denominated assets and liabilities	382,803

Net loss on investment and foreign currency transactions	(395,997,402)

Contributions from Affiliates (see Note B)	1,542

Net Decrease in Net Assets from Operations	$(296,469,397)

(a)	Net of foreign realized capital gains taxes of $81,921.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $719,598.

See notes to financial statements.

abfunds.com	AB HIGH INCOME FUND | 79

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$99,526,463		$246,213,241
Net realized gain (loss) on investment and foreign currency transactions	(13,323,097)		249,126,902
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(382,674,305)		119,713,702
Contributions from Affiliates (see Note B)	1,542		228

Net increase (decrease) in net assets from operations	(296,469,397)		615,054,073
Distributions to Shareholders
Class A	(31,321,686)		(65,254,803)
Class C	(7,397,680)		(19,047,946)
Advisor Class	(72,317,298)		(161,288,193)
Class R	(733,915)		(1,895,216)
Class K	(791,368)		(2,617,992)
Class I	(2,619,940)		(5,699,165)
Class Z	(6,788,570)		(16,116,795)
Return of Capital
Class A	– 0	–	(6,198,609)
Class C	– 0	–	(1,809,381)
Advisor Class	– 0	–	(15,320,902)
Class R	– 0	–	(180,028)
Class K	– 0	–	(248,685)
Class I	– 0	–	(541,369)
Class Z	– 0	–	(1,530,948)
Capital Stock Transactions
Net decrease	(450,121,906)		(1,051,718,166)

Total decrease	(868,561,760)		(734,414,125)
Net Assets
Beginning of period	4,489,157,246		5,223,571,371

End of period	$3,620,595,486		$4,489,157,246

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock

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NOTES TO FINANCIAL STATEMENTS (continued)

Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for

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NOTES TO FINANCIAL STATEMENTS (continued)

securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$2,012,385,051		$1,028,380	#	$2,013,413,431
Corporates – Investment Grade		– 0	–	352,391,529		– 0	–	352,391,529
Bank Loans		– 0	–	230,387,874		18,404,503		248,792,377
Emerging Markets – Corporate Bonds		– 0	–	220,922,017		2,978	#	220,924,995
Collateralized Mortgage Obligations		– 0	–	167,465,854		– 0	–	167,465,854
Governments – Treasuries		– 0	–	127,251,912		– 0	–	127,251,912
Emerging Markets – Sovereigns		– 0	–	123,644,497		– 0	–	123,644,497
Collateralized Loan Obligations		– 0	–	108,681,166		– 0	–	108,681,166
Common Stocks		46,754,444		21		43,978,678	#	90,733,143
Commercial Mortgage-Backed Securities		– 0	–	25,110,258		– 0	–	25,110,258
Quasi-Sovereigns		– 0	–	24,428,468		– 0	–	24,428,468
Preferred Stocks		6,049,745		11,741,422		5,365,200		23,156,367
Local Governments – US Municipal Bonds		– 0	–	15,039,813		– 0	–	15,039,813
Inflation-Linked Securities		– 0	–	13,492,751		– 0	–	13,492,751
Warrants		177,788		– 0	–	3,352,391	#	3,530,179
Asset Backed Securities		– 0	–	2,982,348		537,038		3,519,386
Rights		– 0	–	– 0	–	58,590		58,590
Governments – Sovereign Bonds		– 0	–	– 0	–	0	#	– 0	–
Short-Term Investments:
Investment Companies		37,179,521		– 0	–	– 0	–	37,179,521
U.S. Treasury Bills		– 0	–	34,825,439		– 0	–	34,825,439
Time Deposits		– 0	–	12,244,028		– 0	–	12,244,028

Total Investments in Securities		90,161,498		3,482,994,448		72,727,758		3,645,883,704
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts		– 0	–	14,613,917		– 0	–	14,613,917
Centrally Cleared Credit Default Swaps		– 0	–	6,489,808		– 0	–	6,489,808	†
Credit Default Swaps		– 0	–	201,647		– 0	–	201,647
Liabilities
Futures		(14,471,523)		– 0	–	– 0	–	(14,471,523	)†
Forward Currency Exchange Contracts		– 0	–	(2,051,147)		– 0	–	(2,051,147)
Credit Default Swaps		– 0	–	(83,560,722)		– 0	–	(83,560,722)
Total Return Swaps		– 0	–	(279,692)		– 0	–	(279,692)

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Investments in Securities	Level 1	Level 2			Level 3			Total
Reverse Repurchase Agreements	$(31,503,265)	$	– 0	–	$	– 0	–	$(31,503,265)

Total	$44,186,710		$3,418,408,259			$72,727,758		$3,535,322,727

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#			Bank Loans		Emerging Markets - Corporate Bonds#		Common Stocks#
Balance as of 10/31/21		$1,028,380		$39,398,248		$24,976		$49,557,924
Accrued discounts/ (premiums)		– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	87,474		7,397		323,233
Change in unrealized appreciation/depreciation		– 0	–	(1,412,330)		(986,018)		(5,096,889)
Purchases/Payups		– 0	–	1,171,030		471,180		9,462,707
Sales		– 0	–	(3,300,023)		(7,397)		(10,268,297)
Transfers into Level 3		– 0	–	11,569,233		517,817		– 0	–
Transfers out of Level 3		– 0	–	(29,109,129)		(24,977)		– 0	–

Balance as of 4/30/22		$1,028,380		$18,404,503		$2,978		$43,978,678

Net change in unrealized appreciation/depreciation from investments held as of 4/30/22**	$	– 0	–	$(1,342,355)		$(986,018)		$(5,096,889)

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	Preferred Stocks			Warrants#		Asset- Backed Securities		Rights
Balance as of 10/31/21		$4,609,800		$3,285,967		$5,305,374		$61,481
Accrued discounts/ (premiums)		– 0	–	– 0	–	(2,521,617)		– 0	–
Realized gain (loss)		– 0	–	– 0	–	403,247		– 0	–
Change in unrealized appreciation/depreciation		755,400		66,424		(103,492)		(2,891)
Sales/Paydowns		– 0	–	– 0	–	(2,546,474)		– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 4/30/22		$5,365,200		$3,352,391		$537,038		$58,590

Net change in unrealized appreciation/depreciation from investments held as of 4/30/22**		$755,400		$66,424		$(103,492)		$(2,891)

	Governments - Sovereign Bonds#			Total
Balance as of 10/31/21	$	– 0	–	$103,272,150
Accrued discounts/ (premiums)		– 0	–	(2,521,617)
Realized gain (loss)		– 0	–	821,351
Change in unrealized appreciation/depreciation		– 0	–	(6,779,796)
Purchases/Payups		– 0	–	11,104,917
Sales/Paydowns		– 0	–	(16,122,191)
Transfers into Level 3		– 0	–	12,087,050
Transfers out of Level 3		– 0	–	(29,134,106)

Balance as of 4/30/22	$	– 0	–	$72,727,758

Net change in unrealized appreciation/depreciation from investments held as of 4/30/22**	$	– 0	–	$(6,709,821)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2022. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 4/30/22			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$1,028,380		Recovery Analysis	Collateral Value	$75.90
	$	– 0	–	Qualitative Assessment		$0.00

		$1,028,380

Emerging Markets – Corporate Bonds.		$1,367		Qualitative Assessment		$0.00
		$1,361		Qualitative Assessment		$0.00
		$250		Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00

		$2,978

Common Stocks		$8,626,779		Market Approach	NAV Equivalent	$958.53
					EBITDA* Projection	$487.4mm to $526.4mm
		$3,337,125		Market Approach	EBITDA* Multiples	6.3x-6.8x
					EBITDA* Projection	$67.1mm
		$759,535		Market Approach	EBITDA* Multiples	3.3x
		$5		Qualitative Assessment		$0.00

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NOTES TO FINANCIAL STATEMENTS (continued)

	Fair Value at 4/30/22			Valuation Technique	Unobservable Input	Input
	$	– 0	–	Qualitative Assessment		$0.00

		$12,723,444

Warrants.		$3,352,391		Option Pricing Model	Exercise Price	$19.79
	$	– 0	–	Qualitative Assessment		$0.00

		$3,352,391

Governments – Sovereign Bonds	$	– 0	–	Qualitative Assessment		$0.00

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, EBITDA projections and EBITDA Multiple and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2022, the reimbursement for such services amounted to $48,126.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $458,049 for the six months ended April 30, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $19,745 from the sale of Class A shares and received $5,479 and $9,440 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2022.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2022, such waiver amounted to $16,070.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2022 is as follows:

													Distributions
Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)		Sales Proceeds (000)		Realized Gain (000)			Change in Unrealized Appr./ (Depr.)			Market Value 4/30/22 (000)	Dividend Income (000)		Realized Gain (000)
Government Money Market Portfolio	$118,010	$543,747		$624,577		$	– 0	–	$	– 0	–	$37,180	$9		$	– 0	–
Golden Energy Offshore Services AS	324	– 0	–	– 0	–		– 0	–		117		441	– 0	–		– 0	–

Total						$	– 0	–		$117		$37,621	$9		$	– 0	–

During the six months ended April 30, 2022 and the year ended October 31, 2021, the Adviser reimbursed the Fund $1,542 and $228, respectively, for trading losses incurred due to trade entry errors.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $19,768,475, $1,309,457 and $1,422,197 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2022, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$487,599,023	$971,726,942
U.S. government securities	34,817,882	20,897,460

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$104,687,785
Gross unrealized depreciation	(559,387,073)

Net unrealized depreciation	$(454,699,288)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2022, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2022, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps

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for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to

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transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2022, the Fund held credit default swaps for non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2022, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically

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may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended April 30, 2022, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Receivable/Payable for variation margin on futures	$14,471,523	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$14,613,917		Unrealized depreciation on forward currency exchange contracts	2,051,147

Credit contracts	Market value of credit default swaps	201,647		Market value of credit default swaps	83,560,722

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	8	*	Receivable/Payable for variation margin on centrally cleared swaps	7,059,704	*

Credit contracts				Unrealized depreciation on total return swaps	279,692

Total		$14,815,572			$107,422,788

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	$(7,842,913)	$(12,263,210)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	6,582,506	8,814,281

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(9,525,140)	9,764,964

Total		$(10,785,547)	$6,316,035

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2022:

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$256,681,356

Credit Default Swaps:
Average notional amount of sale contracts	$291,338,134

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$29,309,903
Average principal amount of sale contracts	$217,910,481

Futures:
Average notional amount of buy contracts	$221,822,919

Total Return Swaps:
Average notional amount	$39,367,754

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under

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ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA.	$273,616	$(273,616)	$	– 0	–	$	– 0	–	$	– 0	–
Brown Brothers Harriman & Co.	371,502	(11,110)	– 0	–	– 0	–	360,392
Citibank, NA./Citigroup Global Markets, Inc	471,202	(471,202)	– 0	–	– 0	–	– 0	–
Credit Suisse International	20,554	(20,554)	– 0	–	– 0	–	– 0	–
Goldman Sachs International	181,093	(181,093)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA/JPMorgan Securties, LLC.	24,058	(24,058)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	705,266	(705,266)	– 0	–	– 0	–	– 0	–
UBS AG	12,768,273	(419,816)	– 0	–	– 0	–	12,348,457

Total	$14,815,564	$(2,106,715)	$	– 0	–	$	– 0	–	$12,708,849	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA.	$710,661	$(273,616)	$	– 0	–	$	– 0	–	$437,045
Brown Brothers Harriman & Co.	11,110	(11,110)	– 0	–	– 0	–	– 0	–
Citibank, NA./Citigroup Global Markets, Inc	19,563,270	(471,202)	(19,085,553)	– 0	–	6,515
Credit Suisse International	10,441,950	(20,554)	(1,389,300)	(9,032,096)	– 0	–
Deutsche Bank AG	591,579	– 0	–	(591,579)	– 0	–	– 0	–
Goldman Sachs International	43,011,433	(181,093)	(6,454,430)	(36,375,910)	– 0	–
HSBC Bank USA	458,153	– 0	–	– 0	–	– 0	–	458,153
JPMorgan Chase Bank, NA/JPMorgan Securties, LLC.	1,436,905	(24,058)	(255,000)	(1,157,847)	– 0	–
Morgan Stanley Capital Services LLC/Morgan Stanley & Co. International PLC	9,246,684	(705,266)	– 0	–	(8,541,418)	– 0	–
UBS AG	419,816	(419,816)	– 0	–	– 0	–	– 0	–

Total	$85,891,561	$(2,106,715)	$(27,775,862)	$(55,107,271)	$901,713	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

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^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2022, the average amount of reverse repurchase agreements outstanding was $34,198,373 and the daily weighted average interest rate was (0.29)%. During the period, the Fund received net interest payments from counterparties. At April 30, 2022, the Fund had reverse repurchase agreements outstanding in the amount of $31,503,265 as reported in the statement of assets and liabilities.

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The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2022:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$17,839,939	$(17,839,939)	$	– 0	–
Credit Suisse Securities (USA) LLC	13,663,326	(13,522,798)		140,528

	$31,503,265	$(31,362,737)		$140,528

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2022 (unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (unaudited)	Year Ended October 31, 2021

Class A
Shares sold	7,713,359	18,378,622	$59,287,922	$146,928,971

Shares issued in reinvestment of dividends	2,457,992	5,402,802	18,744,681	43,262,233

Shares converted from Class C	2,840,598	14,465,645	21,752,945	115,910,952

Shares redeemed	(22,208,373)	(45,088,455)	(171,095,520)	(359,958,589)

Net decrease	(9,196,424)	(6,841,386)	$(71,309,972)	$(53,856,433)

Class C
Shares sold	1,382,070	3,865,703	$10,837,739	$31,283,319

Shares issued in reinvestment of dividends	507,130	1,398,773	3,915,583	11,325,019

Shares converted to Class A	(2,808,232)	(14,292,365)	(21,752,945)	(115,910,952)

Shares redeemed	(4,119,463)	(10,688,126)	(31,977,431)	(86,352,830)

Net decrease	(5,038,495)	(19,716,015)	$(38,977,054)	$(159,655,444)

Advisor Class
Shares sold	36,662,866	93,983,838	$284,076,047	$751,166,463

Shares issued in reinvestment of dividends	5,167,621	12,740,099	39,496,780	102,112,074

Shares redeemed	(75,209,173)	(192,337,848)	(577,313,556)	(1,539,966,954)

Net decrease	(33,378,686)	(85,613,911)	$(253,740,729)	$(686,688,417)

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	Shares		Amount
	Six Months Ended April 30, 2022 (unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (unaudited)	Year Ended October 31, 2021

Class R
Shares sold	424,222	845,835	$3,213,811	$6,739,791

Shares issued in reinvestment of dividends	95,847	257,636	731,929	2,062,964

Shares redeemed	(1,307,512)	(2,096,689)	(10,143,336)	(16,743,367)

Net decrease	(787,443)	(993,218)	$(6,197,596)	$(7,940,612)

Class K
Shares sold	393,568	1,014,155	$3,068,082	$8,098,236

Shares issued in reinvestment of dividends	101,561	356,051	785,137	2,850,350

Shares redeemed	(4,237,499)	(5,625,599)	(32,103,942)	(44,991,844)

Net decrease	(3,742,370)	(4,255,393)	$(28,250,723)	$(34,043,258)

Class I
Shares sold	1,227,913	6,181,130	$9,475,908	$49,571,948

Shares issued in reinvestment of dividends	328,960	732,679	2,512,965	5,873,862

Shares redeemed	(1,717,041)	(13,002,139)	(13,235,519)	(104,269,021)

Net decrease	(160,168)	(6,088,330)	$(1,246,646)	$(48,823,211)

Class Z
Shares sold	10,855,026	13,779,108	$82,743,815	$110,601,217

Shares issued in reinvestment of dividends	839,798	2,119,379	6,414,384	16,992,545

Shares redeemed	(18,169,368)	(23,482,762)	(139,557,385)	(188,304,553)

Net decrease	(6,474,544)	(7,584,275)	$(50,399,186)	$(60,710,791)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this

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NOTES TO FINANCIAL STATEMENTS (continued)

decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

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Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

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NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Transition and Associated Risk—A Fund may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely

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NOTES TO FINANCIAL STATEMENTS (continued)

affecting a Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2022.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2021 and October 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$271,920,110	$335,710,126

Total taxable distributions paid	271,920,110	335,710,126
Return of Capital	25,829,922	– 0	–

Total distributions paid	$297,750,032	$335,710,126

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NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(398,925,923	)(a)
Unrealized appreciation/(depreciation)	(18,187,594	)(b)

Total accumulated earnings/(deficit)	$(417,113,517	)(c)

(a)

As of October 31, 2021, the Fund had a net capital loss carryforward of $391,785,735. During the fiscal year, the Fund utilized $180,713,396 of capital loss carry forwards to offset current year net realized gains. As of October 31, 2021, the cumulative deferred loss on straddles was $7,140,188.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2021, the Fund had a net short-term capital loss carryforward of $112,727,641 and a net long-term capital loss carryforward of $279,058,094, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 7.98		$ 7.53	$ 8.19		$ 8.14	$ 8.91		$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.18		.40	.41		.47	.50		.45

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.75)		.53	(.59)		.11	(.71)		.34

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.57)		.93	(.18)		.58	(.21)		.79

Less: Dividends and Distributions

Dividends from net investment income	(.22)		(.44)	(.48)		(.41)	(.49)		(.53)

Return of capital	– 0	–	(.04)	– 0	–	(.12)	(.07)		– 0	–

Total dividends and distributions	(.22)		(.48)	(.48)		(.53)	(.56)		(.53)

Net asset value, end of period	$ 7.19		$ 7.98	$ 7.53		$ 8.19	$ 8.14		$ 8.91

Total Return

Total investment return based on net asset value(d)	(7.23	) %	12.52%^	(2.02	) %^	7.33%	(2.51	) %	9.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$976,434		$1,157,302	$1,143,143		$1,329,150	$1,350,517		$1,869,052

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.87	%(f)	.84%	.86%		.87%	.84%		.81%

Expenses, before waivers/reimbursements(e)†	.87	%(f)	.84%	.86%		.88%	.85%		.82%

Net investment income(b)	4.75	%(f)	4.95%	5.43%		5.82%	5.86%		5.15%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 8.07		$ 7.62	$ 8.29		$ 8.24	$ 9.01		$ 8.75

Income From Investment Operations

Net investment income(a)(b)	.15		.33	.35		.41	.44		.39

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.76)		.54	(.60)		.10	(.72)		.33

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.61)		.87	(.25)		.51	(.28)		.72

Less: Dividends and Distributions

Dividends from net investment income	(.19)		(.38)	(.42)		(.35)	(.43)		(.46)

Return of capital	– 0	–	(.04)	– 0	–	(.11)	(.06)		– 0	–

Total dividends and distributions	(.19)		(.42)	(.42)		(.46)	(.49)		(.46)

Net asset value, end of period	$ 7.27		$ 8.07	$ 7.62		$ 8.29	$ 8.24		$ 9.01

Total Return

Total investment return based on net asset value(d)	(7.74	) %	11.65%^	(2.86	) %^	6.43%	(3.21	) %	8.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$255,816		$324,644	$456,375		$649,108	$842,095		$1,139,390

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.61	%(f)	1.58%	1.61%		1.62%	1.59%		1.56%

Expenses, before waivers/reimbursements(e)†	1.61	%(f)	1.59%	1.61%		1.62%	1.59%		1.56%

Net investment income(b)	3.92	%(f)	4.14%	4.56%		5.00%	5.04%		4.33%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 7.99		$ 7.54	$ 8.20		$ 8.15	$ 8.92		$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.19		.42	.43		.49	.52		.48

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.75)		.53	(.59)		.11	(.71)		.33

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.56)		.95	(.16)		.60	(.19)		.81

Less: Dividends and Distributions

Dividends from net investment income	(.23)		(.46)	(.50)		(.42)	(.50)		(.55)

Return of capital	– 0	–	(.04)	– 0	–	(.13)	(.08)		– 0	–

Total dividends and distributions	(.23)		(.50)	(.50)		(.55)	(.58)		(.55)

Net asset value, end of period	$ 7.20		$ 7.99	$ 7.54		$ 8.20	$ 8.15		$ 8.92

Total Return

Total investment return based on net asset value(d)	(7.22	) %	12.92%^	(1.77	) %^	7.58%	(2.26	) %	9.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,082,980		$2,579,006	$3,077,869		$2,976,343	$3,185,833		$4,351,171

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.61	%(f)	.59%	.61%		.62%	.59%		.56%

Expenses, before waivers/reimbursements(e)†	.61	%(f)	.59%	.61%		.63%	.60%		.57%

Net investment income(b)	4.98	%(f)	5.20%	5.57%		6.05%	6.10%		5.38%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 7.98		$ 7.53	$ 8.19		$ 8.14	$ 8.90		$ 8.64

Income From Investment Operations

Net investment income(a)(b)	.17		.36	.38		.44	.47		.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.75)		.54	(.59)		.10	(.71)		.33

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.58)		.90	(.21)		.54	(.24)		.75

Less: Dividends and Distributions

Dividends from net investment income	(.21)		(.41)	(.45)		(.38)	(.45)		(.49)

Return of capital	– 0	–	(.04)	– 0	–	(.11)	(.07)		– 0	–

Total dividends and distributions	(.21)		(.45)	(.45)		(.49)	(.52)		(.49)

Net asset value, end of period	$ 7.19		$ 7.98	$ 7.53		$ 8.19	$ 8.14		$ 8.90

Total Return

Total investment return based on net asset value(d)	(7.55	) %	12.17%^	(2.49	) %^	6.89%	(2.80	) %^	8.88	%^

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,927		$32,847	$38,435		$57,226	$69,442		$87,602

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	1.28	%(f)	1.27%	1.32%		1.28%	1.26%		1.20%

Expenses, before waivers/reimbursements(e)†	1.28	%(f)	1.27%	1.33%		1.28%	1.26%		1.21%

Net investment income(b)	4.31	%(f)	4.53%	4.93%		5.43%	5.47%		4.77%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 7.99		$ 7.53	$ 8.19		$ 8.14	$ 8.91		$ 8.65

Income From Investment Operations

Net investment income(a)(b)	.17		.39	.40		.47	.50		.45

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.74)		.54	(.59)		.10	(.72)		.33

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.57)		.93	(.19)		.57	(.22)		.78

Less: Dividends and Distributions

Dividends from net investment income	(.22)		(.43)	(.47)		(.40)	(.48)		(.52)

Return of capital	– 0	–	(.04)	– 0	–	(.12)	(.07)		– 0	–

Total dividends and distributions	(.22)		(.47)	(.47)		(.52)	(.55)		(.52)

Net asset value, end of period	$ 7.20		$ 7.99	$ 7.53		$ 8.19	$ 8.14		$ 8.91

Total Return

Total investment return based on net asset value(d)	(7.43	) %	12.53%^	(2.15	) %^	7.25%	(2.58	) %	9.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,676		$38,413	$68,253		$110,135	$122,030		$126,399

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.97	%(f)	.94%	.98%		.94%	.91%		.89%

Expenses, before waivers/reimbursements(e)†	.97	%(f)	.94%	.98%		.94%	.91%		.89%

Net investment income(b)	4.49	%(f)	4.87%	5.27%		5.76%	5.83%		5.08%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 8.00		$ 7.54	$ 8.20		$ 8.15	$ 8.92		$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.19		.42	.42		.50	.53		.48

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.75)		.54	(.58)		.10	(.72)		.33

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.56)		.96	(.16)		.60	(.19)		.81

Less: Dividends and Distributions

Dividends from net investment income	(.23)		(.46)	(.50)		(.42)	(.50)		(.55)

Return of capital	– 0	–	(.04)	– 0	–	(.13)	(.08)		– 0	–

Total dividends and distributions	(.23)		(.50)	(.50)		(.55)	(.58)		(.55)

Net asset value, end of period	$ 7.21		$ 8.00	$ 7.54		$ 8.20	$ 8.15		$ 8.92

Total Return

Total investment return based on net asset value(d)	(7.23	) %	12.91%^	(1.81	) %^	7.61%	(2.23	) %	9.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,725		$90,893	$131,550		$167,518	$192,941		$276,909

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.64	%(f)	.59%	.64%		.60%	.56%		.52%

Expenses, before waivers/reimbursements(e)†	.64	%(f)	.59%	.64%		.60%	.56%		.53%

Net investment income(b)	4.96	%(f)	5.21%	5.57%		6.09%	6.15%		5.43%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020		2019	2018		2017

Net asset value, beginning of period	$ 8.00		$ 7.54	$ 8.20		$ 8.15	$ 8.92		$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.19		.42	.43		.50	.54		.49

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.75)		.55	(.59)		.10	(.73)		.32

Contributions from Affiliates	.00	(c)	.00 (c)	.00	(c)	.00 (c)	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(.56)		.97	(.16)		.60	(.19)		.81

Less: Dividends and Distributions

Dividends from net investment income	(.24)		(.47)	(.50)		(.42)	(.50)		(.55)

Return of capital	– 0	–	(.04)	– 0	–	(.13)	(.08)		– 0	–

Total dividends and distributions	(.24)		(.51)	(.50)		(.55)	(.58)		(.55)

Net asset value, end of period	$ 7.20		$ 8.00	$ 7.54		$ 8.20	$ 8.15		$ 8.92

Total Return

Total investment return based on net asset value(d)	(7.19	) %	12.99%^	(1.76	) %^	7.68%	(2.18	) %	9.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$193,037		$266,052	$307,946		$330,538	$359,903		$236,247

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)†	.54	%(f)	.53%	.59%		.54%	.52%		.50%

Expenses, before waivers/reimbursements(e)†	.54	%(f)	.53%	.59%		.54%	.52%		.50%

Net investment income(b)	5.06	%(f)	5.26%	5.66%		6.16%	6.27%		5.47%

Portfolio turnover rate	13%		48%	54%		49%	35%		51%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.00%		.00%	.00%		.01%	.00%		.00%

See footnote summary on page 116.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Six Months Ended April 30, 2022 (unaudited)(f)	Year Ended October 31,
		2021	2020	2019	2018	2017

Class A
Net of waivers/reimbursements	.86%	.84%	.86%	.85%	.82%	.81%
Before waivers/reimbursements	.86%	.84%	.86%	.86%	.83%	.82%
Class C
Net of waivers/reimbursements	1.61%	1.58%	1.60%	1.60%	1.57%	1.56%
Before waivers/reimbursements	1.61%	1.59%	1.60%	1.60%	1.57%	1.56%
Advisor Class
Net of waivers/reimbursements	.61%	.59%	.60%	.60%	.57%	.56%
Before waivers/reimbursements	.61%	.59%	.60%	.61%	.58%	.57%
Class R
Net of waivers/reimbursements	1.28%	1.27%	1.32%	1.26%	1.24%	1.20%
Before waivers/reimbursements	1.28%	1.27%	1.33%	1.26%	1.24%	1.21%
Class K
Net of waivers/reimbursements	.96%	.94%	.97%	.92%	.89%	.89%
Before waivers/reimbursements	.96%	.94%	.97%	.92%	.89%	.89%
Class I
Net of waivers/reimbursements	.63%	.59%	.64%	.58%	.54%	.52%
Before waivers/reimbursements	.63%	.59%	.64%	.58%	.54%	.53%
Class Z
Net of waivers/reimbursements	.54%	.53%	.58%	.52%	.50%	.50%
Before waivers/reimbursements	.54%	.53%	.58%	.52%	.50%	.50%

(f)	Annualized.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Christian DiClementi(2), Vice President

Gershon M. Distenfeld(2), Vice President

Fahd Malik(2), Vice President

Matthew S. Sheridan(2), Vice President

William Smith(2), Vice President

Emilie D. Wrapp, Secretary

Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein

Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global High Income Investment Team. Messrs. DiClementi, Distenfeld, Malik, Sheridan, and Smith are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID 19 impacts. As such, the Program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on November 2-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

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investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised

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by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2021. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the

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Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations

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from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio1

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to December 1, 2021, Sustainable Thematic Balanced Portfolio was named Conservative Wealth Strategy.

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AB HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

HI-0152-0422

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM  11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 24, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2022